UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1352

Fidelity Devonshire Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Equity-Income Fund
Equity-Income
Class K
Class F

April 30, 2010

1.800336.106

EQU-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.3%
Auto Components - 1.6%
ArvinMeritor, Inc. (a)	376,400	$ 5,766
Johnson Controls, Inc.	4,429,875	148,800
Michelin CGDE Series B (d)	609,086	44,130
The Goodyear Tire & Rubber Co. (a)	5,966,400	80,129
		278,825
Automobiles - 1.5%
Bayerische Motoren Werke AG (BMW)	461,067	22,682
Daimler AG (Germany)	847,911	43,193
Fiat SpA (d)	2,524,600	33,140
Harley-Davidson, Inc. (d)	4,060,050	137,351
Thor Industries, Inc.	594,900	21,244
Winnebago Industries, Inc. (a)	487,426	8,106
		265,716
Diversified Consumer Services - 0.6%
Career Education Corp. (a)	323,304	9,463
H&R Block, Inc.	4,728,734	86,583
		96,046
Hotels, Restaurants & Leisure - 1.0%
Las Vegas Sands Corp. unit	305,400	129,157
Sands China Ltd.	12,720,000	20,649
Starbucks Corp.	1,239,400	32,200
		182,006
Household Durables - 2.9%
KB Home	993,700	18,413
Lennar Corp. Class A	1,966,134	39,126
Newell Rubbermaid, Inc.	5,859,080	100,014
Pulte Group, Inc. (a)	5,654,934	74,023
Stanley Black & Decker, Inc.	1,942,349	120,717
Techtronic Industries Co. Ltd.	5,349,000	5,558
Toll Brothers, Inc. (a)	178,163	4,021
Whirlpool Corp.	1,206,251	131,325
		493,197
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	2,323,134	35,707
Leisure Equipment & Products - 0.4%
Brunswick Corp.	3,251,000	67,946
Media - 2.9%
Belo Corp. Series A	2,821,386	24,461
Cablevision Systems Corp. - NY Group Class A	585,150	16,057
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
CC Media Holdings, Inc. Class A (a)	2,159,142	$ 14,574
Comcast Corp. Class A	5,964,155	117,732
Informa PLC	5,238,815	31,615
Interpublic Group of Companies, Inc. (a)	2,784,100	24,806
The Walt Disney Co.	3,410,185	125,631
Time Warner, Inc.	3,751,329	124,094
Vivendi (d)	874,118	22,933
		501,903
Multiline Retail - 1.8%
Kohl's Corp. (a)	1,673,635	92,033
Macy's, Inc.	3,287,100	76,261
Target Corp.	2,386,100	135,698
Tuesday Morning Corp. (a)	1,558,613	8,806
		312,798
Specialty Retail - 2.3%
Home Depot, Inc.	5,627,500	198,369
Lowe's Companies, Inc.	2,698,722	73,189
OfficeMax, Inc. (a)	1,284,427	24,404
RadioShack Corp.	1,615,700	34,818
Staples, Inc.	2,744,739	64,584
		395,364
Textiles, Apparel & Luxury Goods - 0.1%
Phillips-Van Heusen Corp.	153,353	9,663
TOTAL CONSUMER DISCRETIONARY		2,639,171
CONSUMER STAPLES - 4.2%
Beverages - 0.9%
Carlsberg AS Series B	643,189	51,986
The Coca-Cola Co.	1,810,953	96,795
		148,781
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	1,571,595	58,039
Kroger Co.	2,968,300	65,985
Walgreen Co.	949,200	33,364
Winn-Dixie Stores, Inc. (a)	1,988,618	25,076
		182,464
Food Products - 0.9%
Bunge Ltd.	722,500	38,256
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Marine Harvest ASA (a)	32,604,600	$ 30,258
Nestle SA	1,710,887	83,719
		152,233
Household Products - 0.6%
Procter & Gamble Co.	1,551,617	96,449
Personal Products - 0.1%
Avon Products, Inc.	573,399	18,538
Herbalife Ltd.	161,300	7,783
		26,321
Tobacco - 0.7%
Philip Morris International, Inc.	2,417,895	118,670
TOTAL CONSUMER STAPLES		724,918
ENERGY - 15.4%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	1,887,151	93,905
Halliburton Co.	1,911,600	58,591
Nabors Industries Ltd. (a)	2,405,151	51,879
Noble Corp.	2,507,458	99,020
Pride International, Inc. (a)	1,064,600	32,289
Schlumberger Ltd.	1,559,487	111,379
		447,063
Oil, Gas & Consumable Fuels - 12.8%
Anadarko Petroleum Corp.	1,425,800	88,628
Apache Corp.	619,810	63,072
Chevron Corp.	5,008,395	407,884
Cloud Peak Energy, Inc.	621,600	9,946
ConocoPhillips	3,805,190	225,229
CONSOL Energy, Inc.	1,600,010	71,488
Devon Energy Corp.	554,600	37,341
EOG Resources, Inc.	1,026,900	115,136
Exxon Mobil Corp.	8,257,086	560,243
Marathon Oil Corp.	1,844,745	59,309
Occidental Petroleum Corp.	1,602,591	142,086
Reliance Industries Ltd.	1,321,537	30,619
Royal Dutch Shell PLC:
Class A sponsored ADR	4,422,900	277,537
Class B ADR	616,400	37,403
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Southwestern Energy Co. (a)	1,899,270	$ 75,363
Ultra Petroleum Corp. (a)	212,800	10,165
		2,211,449
TOTAL ENERGY		2,658,512
FINANCIALS - 26.6%
Capital Markets - 4.7%
Bank of New York Mellon Corp.	4,111,349	127,986
Bank Sarasin & Co. Ltd. Series B (Reg.)	212,793	8,277
Credit Suisse Group sponsored ADR	321,900	14,711
Goldman Sachs Group, Inc.	1,171,806	170,146
Morgan Stanley	8,245,490	249,179
Nomura Holdings, Inc.	2,173,400	15,024
State Street Corp.	2,445,089	106,361
T. Rowe Price Group, Inc.	557,342	32,053
UBS AG (a)	1,773,827	27,482
UBS AG (NY Shares) (a)	3,575,944	55,141
		806,360
Commercial Banks - 9.0%
Associated Banc-Corp.	5,209,562	75,695
Barclays PLC	2,659,996	13,662
BB&T Corp.	704,300	23,411
Comerica, Inc.	1,379,600	57,943
Huntington Bancshares, Inc.	5,371,500	36,365
KeyCorp	8,135,000	73,378
Marshall & Ilsley Corp.	1,396,500	12,708
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	10,002,075	51,711
PNC Financial Services Group, Inc.	6,107,520	410,486
Standard Chartered PLC (United Kingdom)	1,120,740	29,891
Sumitomo Mitsui Financial Group, Inc.	365,500	12,088
SunTrust Banks, Inc.	660,600	19,554
U.S. Bancorp, Delaware	4,051,802	108,467
Wells Fargo & Co.	18,744,085	620,616
		1,545,975
Consumer Finance - 1.9%
American Express Co.	1,786,156	82,378
Capital One Financial Corp.	1,928,800	83,729
Discover Financial Services	7,724,561	119,422
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
Promise Co. Ltd. (a)(d)	1,134,050	$ 10,842
SLM Corp. (a)	2,463,468	30,153
		326,524
Diversified Financial Services - 7.8%
Bank of America Corp.	32,003,188	570,617
Citigroup, Inc. (a)	27,156,752	118,675
CME Group, Inc.	48,266	15,851
JPMorgan Chase & Co.	13,567,649	577,710
Moody's Corp.	2,847,670	70,394
		1,353,247
Insurance - 1.5%
ACE Ltd.	605,971	32,232
Allstate Corp.	589,400	19,256
Berkshire Hathaway, Inc. Class B (a)	317,600	24,455
Hartford Financial Services Group, Inc.	1,126,200	32,176
Montpelier Re Holdings Ltd.	3,303,078	54,831
The First American Corp.	801,730	27,716
The Travelers Companies, Inc.	1,102,171	55,924
Unum Group	841,800	20,599
		267,189
Real Estate Investment Trusts - 0.8%
Boston Properties, Inc.	159,612	12,587
Developers Diversified Realty Corp.	1,668,937	20,511
HCP, Inc.	2,550,411	81,919
Segro PLC	3,671,200	17,455
Simon Property Group, Inc.	54,200	4,825
		137,297
Real Estate Management & Development - 0.9%
Allgreen Properties Ltd.	9,620,000	8,769
CB Richard Ellis Group, Inc. Class A (a)	6,495,151	112,496
Indiabulls Real Estate Ltd. (a)	8,048,819	30,394
Unite Group PLC (a)	2,005,196	6,694
		158,353
TOTAL FINANCIALS		4,594,945
HEALTH CARE - 6.3%
Biotechnology - 0.8%
Amgen, Inc. (a)	1,402,678	80,458
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	637,100	$ 33,926
Cephalon, Inc. (a)	377,100	24,210
		138,594
Health Care Equipment & Supplies - 0.6%
C. R. Bard, Inc.	403,800	34,941
CareFusion Corp. (a)	2,344,457	64,660
		99,601
Health Care Providers & Services - 0.4%
UnitedHealth Group, Inc.	2,085,600	63,215
Pharmaceuticals - 4.5%
Johnson & Johnson	1,488,066	95,683
Merck & Co., Inc.	6,885,032	241,252
Pfizer, Inc.	21,338,469	356,779
Sanofi-Aventis	1,219,714	83,216
		776,930
TOTAL HEALTH CARE		1,078,340
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.8%
Goodrich Corp.	53,200	3,946
Honeywell International, Inc.	3,088,988	146,634
Lockheed Martin Corp.	244,200	20,730
Orbital Sciences Corp. (a)	45,218	831
Raytheon Co.	435,500	25,390
Spirit AeroSystems Holdings, Inc. Class A (a)	1,979,018	43,895
The Boeing Co.	1,249,616	90,510
United Technologies Corp.	1,918,660	143,804
		475,740
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	228,548	9,953
Masco Corp.	3,670,047	59,565
		69,518
Commercial Services & Supplies - 0.1%
Pitney Bowes, Inc.	372,400	9,459
Construction & Engineering - 0.3%
Fluor Corp.	653,500	34,531
KBR, Inc.	835,497	18,448
		52,979
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 0.1%
Schneider Electric SA (d)	230,646	$ 26,188
Industrial Conglomerates - 2.9%
General Electric Co.	10,831,263	204,278
Rheinmetall AG	880,067	61,357
Siemens AG sponsored ADR	1,277,900	124,774
Textron, Inc.	2,387,000	54,519
Tyco International Ltd.	1,263,790	49,022
		493,950
Machinery - 2.5%
Briggs & Stratton Corp. (e)	3,687,785	87,548
Caterpillar, Inc.	290,300	19,767
Cummins, Inc.	1,043,300	75,358
Eaton Corp.	706,400	54,506
Ingersoll-Rand Co. Ltd.	1,971,792	72,917
Kennametal, Inc.	1,446,309	47,526
Navistar International Corp. (a)	696,800	33,683
SPX Corp.	212,800	14,870
Vallourec SA	139,300	27,749
		433,924
Road & Rail - 0.6%
CSX Corp.	1,029,400	57,698
Union Pacific Corp.	681,600	51,570
		109,268
TOTAL INDUSTRIALS		1,671,026
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	2,817,991	75,860
Comverse Technology, Inc. (a)	1,283,800	11,785
Motorola, Inc. (a)	5,272,270	37,275
		124,920
Computers & Peripherals - 0.9%
Hewlett-Packard Co.	2,698,007	140,215
International Business Machines Corp.	99,111	12,785
		153,000
Electronic Equipment & Components - 1.8%
Agilent Technologies, Inc. (a)	2,008,647	72,834
Arrow Electronics, Inc. (a)	2,103,900	64,169
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Avnet, Inc. (a)	2,578,291	$ 82,428
Tyco Electronics Ltd.	2,950,690	94,776
		314,207
IT Services - 0.3%
Hewitt Associates, Inc. Class A (a)	1,069,447	43,837
MoneyGram International, Inc. (a)	1,220,754	3,723
		47,560
Office Electronics - 0.2%
Xerox Corp.	3,136,598	34,189
Semiconductors & Semiconductor Equipment - 3.1%
Applied Materials, Inc.	5,180,400	71,386
Intel Corp.	8,412,260	192,052
Micron Technology, Inc. (a)	4,793,700	44,821
National Semiconductor Corp.	4,224,862	62,443
Novellus Systems, Inc. (a)	1,839,127	48,185
Samsung Electronics Co. Ltd.	30,165	22,933
Teradyne, Inc. (a)	4,907,000	60,013
Varian Semiconductor Equipment Associates, Inc. (a)	944,100	31,099
		532,932
Software - 0.2%
Microsoft Corp.	1,410,827	43,087
TOTAL INFORMATION TECHNOLOGY		1,249,895
MATERIALS - 2.3%
Chemicals - 1.5%
Celanese Corp. Class A	1,340,018	42,867
Clariant AG (Reg.) (a)	3,121,781	43,074
Dow Chemical Co.	1,125,100	34,687
E.I. du Pont de Nemours & Co.	2,174,000	86,612
Monsanto Co.	575,100	36,266
Wacker Chemie AG	107,200	15,709
		259,215
Metals & Mining - 0.6%
Alcoa, Inc.	3,130,821	42,078
Commercial Metals Co.	983,620	14,636
Nucor Corp.	1,092,100	49,494
		106,208
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	769,800	$ 38,120
TOTAL MATERIALS		403,543
TELECOMMUNICATION SERVICES - 4.8%
Diversified Telecommunication Services - 4.4%
AT&T, Inc.	14,440,194	376,311
Qwest Communications International, Inc.	20,040,400	104,811
Verizon Communications, Inc.	9,496,849	274,364
		755,486
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	18,465,003	78,476
TOTAL TELECOMMUNICATION SERVICES		833,962
UTILITIES - 3.3%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	3,471,216	75,603
American Electric Power Co., Inc.	3,768,876	129,272
Entergy Corp.	939,300	76,356
FirstEnergy Corp.	2,699,226	102,220
		383,451
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	8,161,127	94,179
Constellation Energy Group, Inc.	1,181,994	41,783
		135,962
Multi-Utilities - 0.3%
Alliant Energy Corp.	797,972	27,291
CMS Energy Corp.	1,583,376	25,746
		53,037
TOTAL UTILITIES		572,450
TOTAL COMMON STOCKS (Cost $13,344,609)		16,426,762
Preferred Stocks - 1.2%
	Shares	Value (000s)
Convertible Preferred Stocks - 1.1%
FINANCIALS - 0.7%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	26,000	$ 26,027
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	273,000	35,987
Insurance - 0.4%
Hartford Financial Services Group, Inc. Series F 7.25% (a)	879,600	23,292
XL Capital Ltd. 10.75%	1,625,900	43,590
		66,882
TOTAL FINANCIALS		128,896
MATERIALS - 0.4%
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	632,300	65,399
TOTAL CONVERTIBLE PREFERRED STOCKS		194,295
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Insurance - 0.1%
Fondiaria-Sai SpA (Risparmio Shares)	1,712,220	16,707
TOTAL PREFERRED STOCKS (Cost $205,896)		211,002
Corporate Bonds - 2.4%
	Principal Amount (000s)
Convertible Bonds - 2.3%
CONSUMER DISCRETIONARY - 1.3%
Automobiles - 0.3%
Ford Motor Co. 4.25% 11/15/16	$ 33,640	52,277
Hotels, Restaurants & Leisure - 0.1%
MGM Mirage, Inc. 4.25% 4/15/15 (f)	19,980	21,728
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17 (f)	6,840	7,894
Media - 0.8%
Liberty Global, Inc. 4.5% 11/15/16 (f)	11,360	14,001
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Convertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
3.5% 1/15/31	$ 7,068	$ 4,724
4% 11/15/29	13,232	7,278
3.5% 1/15/31 (f)	20,046	13,398
News America, Inc. liquid yield option note:
0% 2/28/21 (f)	57,550	38,723
0% 2/28/21	16,370	11,015
Virgin Media, Inc. 6.5% 11/15/16	42,136	52,337
		141,476
TOTAL CONSUMER DISCRETIONARY		223,375
FINANCIALS - 0.2%
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (a)(f)	36,072	41,077
INDUSTRIALS - 0.2%
Airlines - 0.2%
AMR Corp. 6.25% 10/15/14	6,510	6,886
UAL Corp.:
4.5% 6/30/21 (f)	20,550	20,729
4.5% 6/30/21	3,320	3,349
		30,964
INFORMATION TECHNOLOGY - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
6% 5/1/15 (f)	34,770	33,424
6% 5/1/15	17,310	16,640
Micron Technology, Inc. 1.875% 6/1/14	18,790	17,299
		67,363
MATERIALS - 0.2%
Metals & Mining - 0.2%
United States Steel Corp. 4% 5/15/14	13,110	24,335
TOTAL CONVERTIBLE BONDS		387,114
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.1%
MATERIALS - 0.1%
Chemicals - 0.1%
Hercules, Inc. 6.5% 6/30/29 unit	$ 31,600	$ 23,285
TOTAL CORPORATE BONDS (Cost $351,270)		410,399
Money Market Funds - 1.7%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	212,561,233	212,561
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	82,784,100	82,784
TOTAL MONEY MARKET FUNDS (Cost $295,345)		295,345
Cash Equivalents - 0.1%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $4,630)	$ 4,630	4,630
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $14,201,750)		17,348,138
NET OTHER ASSETS - (0.5)%	(77,968)
NET ASSETS - 100%	$ 17,270,170
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $190,974,000 or 1.1% of net assets.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$4,630,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 1,764
Banc of America Securities LLC	677
Barclays Capital, Inc.	1,251
Societe Generale, New York Branch	938
$ 4,630
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 62
Fidelity Securities Lending Cash Central Fund	258
Total	$ 320
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Briggs & Stratton Corp.	$ 60,959	$ -	$ -	$ 406	$ 87,548
Total	$ 60,959	$ -	$ -	$ 406	$ 87,548
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,639,171	$ 2,286,114	$ 353,057	$ -
Consumer Staples	724,918	558,955	165,963	-
Energy	2,658,512	2,627,893	30,619	-
Financials	4,740,548	4,468,799	271,749	-
Health Care	1,078,340	995,124	83,216	-
Industrials	1,671,026	1,555,732	115,294	-
Information Technology	1,249,895	1,226,962	22,933	-
Materials	468,942	344,760	124,182	-
Telecommunication Services	833,962	833,962	-	-
Utilities	572,450	572,450	-	-
Corporate Bonds	410,399	-	410,399	-
Money Market Funds	295,345	295,345	-	-
Cash Equivalents	4,630	-	4,630	-
Total Investments in Securities:	$ 17,348,138	$ 15,766,096	$ 1,582,042	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $14,424,582,000. Net unrealized appreciation aggregated $2,923,556,000, of which $4,258,902,000 related to appreciated investment securities and $1,335,346,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Growth Fund

April 30, 2010

1.800355.106

LCG-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.7%
Johnson Controls, Inc.	24,400	$ 819,596
Automobiles - 0.2%
Ford Motor Co. (a)	22,100	287,742
Hotels, Restaurants & Leisure - 2.9%
Burger King Holdings, Inc.	11,500	242,650
McDonald's Corp.	19,800	1,397,682
O'Charleys, Inc. (a)	6,300	60,165
Starbucks Corp.	40,000	1,039,200
Starwood Hotels & Resorts Worldwide, Inc.	8,000	436,080
Wyndham Worldwide Corp.	12,800	343,168
		3,518,945
Household Durables - 2.1%
iRobot Corp. (a)	13,800	278,484
Sealy Corp., Inc. (a)	49,300	184,382
Tempur-Pedic International, Inc. (a)	60,000	2,022,000
		2,484,866
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	19,200	2,631,552
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	17,100	655,956
Specialty Retail - 1.4%
Best Buy Co., Inc.	13,900	633,840
Sally Beauty Holdings, Inc. (a)	69,300	661,815
Staples, Inc.	14,300	336,479
		1,632,134
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)	4,100	576,378
Phillips-Van Heusen Corp.	10,200	642,702
Polo Ralph Lauren Corp. Class A	8,000	719,200
		1,938,280
TOTAL CONSUMER DISCRETIONARY		13,969,071
CONSUMER STAPLES - 13.3%
Beverages - 2.8%
Anheuser-Busch InBev SA NV (d)	11,393	552,754
Dr Pepper Snapple Group, Inc.	8,800	288,024
Grupo Modelo SAB de CV Series C	51,400	283,544
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	10,400	$ 678,288
The Coca-Cola Co.	29,100	1,555,395
		3,358,005
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	11,800	697,144
Safeway, Inc.	18,100	427,160
Wal-Mart Stores, Inc.	40,600	2,178,190
Walgreen Co.	20,000	703,000
Whole Foods Market, Inc. (a)	18,700	729,674
		4,735,168
Food Products - 2.6%
Calavo Growers, Inc.	16,900	293,046
Danone (d)	9,764	575,363
Mead Johnson Nutrition Co. Class A	11,100	572,871
Nestle SA sponsored ADR	11,800	577,020
Smithfield Foods, Inc. (a)	22,400	419,776
The J.M. Smucker Co.	9,200	561,844
Tingyi (Cayman Island) Holding Corp.	66,000	163,959
		3,163,879
Household Products - 2.0%
Procter & Gamble Co.	39,300	2,442,888
Personal Products - 2.0%
BaWang International (Group) Holding Ltd.	187,000	137,644
Estee Lauder Companies, Inc. Class A	12,400	817,408
Hengan International Group Co. Ltd.	24,000	184,245
Herbalife Ltd.	25,500	1,230,375
		2,369,672
TOTAL CONSUMER STAPLES		16,069,612
ENERGY - 4.3%
Energy Equipment & Services - 1.2%
Complete Production Services, Inc. (a)	24,000	362,160
Newpark Resources, Inc. (a)	23,400	156,312
Schlumberger Ltd.	12,400	885,608
		1,404,080
Oil, Gas & Consumable Fuels - 3.1%
Arch Coal, Inc.	8,200	221,400
Atlas Pipeline Partners, LP	12,100	174,603
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	9,100	$ 216,580
Exxon Mobil Corp.	29,400	1,994,790
Massey Energy Co.	9,000	329,670
Occidental Petroleum Corp.	4,400	390,104
Range Resources Corp.	5,600	267,456
Southwestern Energy Co. (a)	3,800	150,784
		3,745,387
TOTAL ENERGY		5,149,467
FINANCIALS - 5.9%
Capital Markets - 1.1%
Bank of New York Mellon Corp.	19,300	600,809
Morgan Stanley	22,300	673,906
Northern Trust Corp.	2,200	120,956
		1,395,671
Commercial Banks - 2.0%
M&T Bank Corp. (d)	2,300	200,905
PNC Financial Services Group, Inc.	10,000	672,100
Regions Financial Corp.	69,400	613,496
Wells Fargo & Co.	27,700	917,147
		2,403,648
Consumer Finance - 0.8%
American Express Co.	16,100	742,532
SLM Corp. (a)	22,500	275,400
		1,017,932
Diversified Financial Services - 1.1%
Bank of America Corp.	17,000	303,110
Citigroup, Inc. (a)	49,400	215,878
CME Group, Inc.	1,400	459,774
JPMorgan Chase & Co.	7,600	323,608
		1,302,370
Real Estate Management & Development - 0.9%
Henderson Land Development Co. Ltd.	14,000	88,240
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	2,800	1,594
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	10,900	$ 859,792
Yanlord Land Group Ltd.	70,000	86,452
		1,036,078
TOTAL FINANCIALS		7,155,699
HEALTH CARE - 13.8%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	7,400	406,112
AMAG Pharmaceuticals, Inc. (a)	6,400	218,560
Amgen, Inc. (a)	12,700	728,472
Amicus Therapeutics, Inc. (a)	18,000	58,500
Amylin Pharmaceuticals, Inc. (a)	1,000	20,640
ARIAD Pharmaceuticals, Inc. (a)	50,200	176,704
Biogen Idec, Inc. (a)	18,500	985,125
BioMarin Pharmaceutical, Inc. (a)	15,100	352,887
Nanosphere, Inc. (a)	8,800	55,440
United Therapeutics Corp. (a)	5,600	318,584
		3,321,024
Health Care Equipment & Supplies - 1.7%
Covidien PLC	12,900	619,071
Edwards Lifesciences Corp. (a)	600	61,848
ev3, Inc. (a)	9,800	187,474
Inverness Medical Innovations, Inc. (a)	22,500	895,050
Mako Surgical Corp. (a)	2,400	33,672
Orthovita, Inc. (a)	31,100	124,400
RTI Biologics, Inc. (a)	40,800	156,264
		2,077,779
Health Care Providers & Services - 2.3%
BioScrip, Inc. (a)	58,300	521,202
Express Scripts, Inc. (a)	9,000	901,170
Health Net, Inc. (a)	16,100	354,522
Medco Health Solutions, Inc. (a)	16,800	989,856
Team Health Holdings, Inc.	3,700	58,164
		2,824,914
Health Care Technology - 1.6%
Cerner Corp. (a)	22,300	1,893,493
Life Sciences Tools & Services - 2.3%
Covance, Inc. (a)	9,800	559,972
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	14,600	$ 798,766
QIAGEN NV (a)	24,900	568,965
Thermo Fisher Scientific, Inc. (a)	14,300	790,504
		2,718,207
Pharmaceuticals - 3.2%
Allergan, Inc.	15,400	980,826
Ardea Biosciences, Inc. (a)	1,700	43,180
Cadence Pharmaceuticals, Inc. (a)(d)	32,900	322,420
Cardiome Pharma Corp. (a)	29,100	245,411
Johnson & Johnson	16,600	1,067,380
King Pharmaceuticals, Inc. (a)	200	1,960
Shire PLC sponsored ADR	4,300	283,112
Teva Pharmaceutical Industries Ltd. sponsored ADR	10,100	593,173
Valeant Pharmaceuticals International (a)	3,000	135,000
ViroPharma, Inc. (a)	12,700	161,544
		3,834,006
TOTAL HEALTH CARE		16,669,423
INDUSTRIALS - 10.5%
Aerospace & Defense - 4.0%
Alliant Techsystems, Inc. (a)	4,000	323,640
DigitalGlobe, Inc.	13,800	366,528
Precision Castparts Corp.	10,100	1,296,234
Raytheon Co.	18,500	1,078,550
United Technologies Corp.	24,000	1,798,800
		4,863,752
Airlines - 1.0%
AMR Corp. (a)	32,300	238,374
Delta Air Lines, Inc. (a)	28,500	344,280
Southwest Airlines Co.	48,700	641,866
		1,224,520
Building Products - 0.2%
Masco Corp.	17,200	279,156
Commercial Services & Supplies - 0.4%
Interface, Inc. Class A	1,900	24,852
Steelcase, Inc. Class A	15,200	124,792
Viad Corp.	12,700	297,180
		446,824
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.2%
Fluor Corp.	18,700	$ 988,108
Jacobs Engineering Group, Inc. (a)	9,700	467,734
		1,455,842
Electrical Equipment - 0.6%
American Superconductor Corp. (a)	22,500	656,550
Machinery - 1.5%
Bucyrus International, Inc. Class A	3,000	189,030
Cummins, Inc.	6,700	483,941
Duoyuan Global Water, Inc. ADR	11,200	298,816
Ingersoll-Rand Co. Ltd.	21,200	783,976
		1,755,763
Professional Services - 0.3%
Robert Half International, Inc.	12,600	344,988
Road & Rail - 0.8%
Union Pacific Corp.	13,400	1,013,844
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	14,800	601,176
TOTAL INDUSTRIALS		12,642,415
INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	125,500	3,378,460
Juniper Networks, Inc. (a)	62,800	1,784,148
QUALCOMM, Inc.	17,700	685,698
Research In Motion Ltd. (a)	11,400	811,566
		6,659,872
Computers & Peripherals - 7.0%
Apple, Inc. (a)	23,100	6,031,871
Hewlett-Packard Co.	35,500	1,844,935
Seagate Technology (a)	22,000	404,140
Western Digital Corp. (a)	5,800	238,322
		8,519,268
Electronic Equipment & Components - 2.3%
Agilent Technologies, Inc. (a)	24,600	891,996
FLIR Systems, Inc. (a)	12,900	394,611
Ingram Micro, Inc. Class A (a)	66,800	1,213,088
Vishay Intertechnology, Inc. (a)	32,200	335,202
		2,834,897
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.9%
Baidu.com, Inc. sponsored ADR (a)	1,300	$ 896,090
eBay, Inc. (a)	69,800	1,661,938
Google, Inc. Class A (a)	4,900	2,574,656
NetEase.com, Inc. sponsored ADR (a)	9,400	327,778
Tencent Holdings Ltd.	20,400	421,872
		5,882,334
IT Services - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	25,500	1,305,090
Hewitt Associates, Inc. Class A (a)	15,900	651,741
		1,956,831
Semiconductors & Semiconductor Equipment - 4.1%
Intel Corp.	83,200	1,899,456
LTX-Credence Corp. (a)	36,200	122,718
Marvell Technology Group Ltd. (a)	20,300	419,195
NVIDIA Corp. (a)	48,900	768,708
Omnivision Technologies, Inc. (a)	15,000	263,400
Skyworks Solutions, Inc. (a)	36,600	616,344
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	28,100	297,579
Teradyne, Inc. (a)	42,200	516,106
		4,903,506
Software - 9.0%
Adobe Systems, Inc. (a)	10,700	359,413
BMC Software, Inc. (a)	14,900	586,464
Citrix Systems, Inc. (a)	15,800	742,600
Informatica Corp. (a)	12,000	300,120
MICROS Systems, Inc. (a)	44,000	1,635,040
Microsoft Corp.	155,500	4,748,970
Nuance Communications, Inc. (a)	74,600	1,362,942
Red Hat, Inc. (a)	16,300	486,881
Sybase, Inc. (a)	6,500	281,970
VMware, Inc. Class A (a)	5,200	320,528
		10,824,928
TOTAL INFORMATION TECHNOLOGY		41,581,636
MATERIALS - 3.8%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	7,300	560,494
Cabot Corp.	11,400	370,956
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	17,400	$ 536,442
The Mosaic Co.	10,100	516,514
		1,984,406
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	5,900	565,692
Vulcan Materials Co.	2,300	131,744
		697,436
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	19,700	698,168
Metals & Mining - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	8,400	351,624
Newmont Mining Corp.	15,300	858,024
		1,209,648
TOTAL MATERIALS		4,589,658
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	22,100	901,901
Sprint Nextel Corp. (a)	148,100	629,425
		1,531,326
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	11,100	128,094
TOTAL COMMON STOCKS (Cost $105,273,296)		119,486,401
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	1,643,248	$ 1,643,248
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	1,209,800	1,209,800
TOTAL MONEY MARKET FUNDS (Cost $2,853,048)		2,853,048
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $108,126,344)		122,339,449
NET OTHER ASSETS - (1.3)%		(1,608,538)
NET ASSETS - 100%		$ 120,730,911
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 645
Fidelity Securities Lending Cash Central Fund	1,843
Total	$ 2,488
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,969,071	$ 13,969,071	$ -	$ -
Consumer Staples	16,069,612	14,455,647	1,613,965	-
Energy	5,149,467	5,149,467	-	-
Financials	7,155,699	6,979,413	176,286	-
Health Care	16,669,423	16,669,423	-	-
Industrials	12,642,415	12,642,415	-	-
Information Technology	41,581,636	41,159,764	421,872	-
Materials	4,589,658	4,589,658	-	-
Telecommunication Services	1,531,326	1,531,326	-	-
Utilities	128,094	128,094	-	-
Money Market Funds	2,853,048	2,853,048	-	-
Total Investments in Securities:	$ 122,339,449	$ 120,127,326	$ 2,212,123	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $108,418,443. Net unrealized appreciation aggregated $13,921,006, of which $15,315,427 related to appreciated investment securities and $1,394,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Large Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.847927.103

ALCG-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 11.6%
Auto Components - 0.7%
Johnson Controls, Inc.	24,400	$ 819,596
Automobiles - 0.2%
Ford Motor Co. (a)	22,100	287,742
Hotels, Restaurants & Leisure - 2.9%
Burger King Holdings, Inc.	11,500	242,650
McDonald's Corp.	19,800	1,397,682
O'Charleys, Inc. (a)	6,300	60,165
Starbucks Corp.	40,000	1,039,200
Starwood Hotels & Resorts Worldwide, Inc.	8,000	436,080
Wyndham Worldwide Corp.	12,800	343,168
		3,518,945
Household Durables - 2.1%
iRobot Corp. (a)	13,800	278,484
Sealy Corp., Inc. (a)	49,300	184,382
Tempur-Pedic International, Inc. (a)	60,000	2,022,000
		2,484,866
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	19,200	2,631,552
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	17,100	655,956
Specialty Retail - 1.4%
Best Buy Co., Inc.	13,900	633,840
Sally Beauty Holdings, Inc. (a)	69,300	661,815
Staples, Inc.	14,300	336,479
		1,632,134
Textiles, Apparel & Luxury Goods - 1.6%
Deckers Outdoor Corp. (a)	4,100	576,378
Phillips-Van Heusen Corp.	10,200	642,702
Polo Ralph Lauren Corp. Class A	8,000	719,200
		1,938,280
TOTAL CONSUMER DISCRETIONARY		13,969,071
CONSUMER STAPLES - 13.3%
Beverages - 2.8%
Anheuser-Busch InBev SA NV (d)	11,393	552,754
Dr Pepper Snapple Group, Inc.	8,800	288,024
Grupo Modelo SAB de CV Series C	51,400	283,544
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	10,400	$ 678,288
The Coca-Cola Co.	29,100	1,555,395
		3,358,005
Food & Staples Retailing - 3.9%
Costco Wholesale Corp.	11,800	697,144
Safeway, Inc.	18,100	427,160
Wal-Mart Stores, Inc.	40,600	2,178,190
Walgreen Co.	20,000	703,000
Whole Foods Market, Inc. (a)	18,700	729,674
		4,735,168
Food Products - 2.6%
Calavo Growers, Inc.	16,900	293,046
Danone (d)	9,764	575,363
Mead Johnson Nutrition Co. Class A	11,100	572,871
Nestle SA sponsored ADR	11,800	577,020
Smithfield Foods, Inc. (a)	22,400	419,776
The J.M. Smucker Co.	9,200	561,844
Tingyi (Cayman Island) Holding Corp.	66,000	163,959
		3,163,879
Household Products - 2.0%
Procter & Gamble Co.	39,300	2,442,888
Personal Products - 2.0%
BaWang International (Group) Holding Ltd.	187,000	137,644
Estee Lauder Companies, Inc. Class A	12,400	817,408
Hengan International Group Co. Ltd.	24,000	184,245
Herbalife Ltd.	25,500	1,230,375
		2,369,672
TOTAL CONSUMER STAPLES		16,069,612
ENERGY - 4.3%
Energy Equipment & Services - 1.2%
Complete Production Services, Inc. (a)	24,000	362,160
Newpark Resources, Inc. (a)	23,400	156,312
Schlumberger Ltd.	12,400	885,608
		1,404,080
Oil, Gas & Consumable Fuels - 3.1%
Arch Coal, Inc.	8,200	221,400
Atlas Pipeline Partners, LP	12,100	174,603
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.	9,100	$ 216,580
Exxon Mobil Corp.	29,400	1,994,790
Massey Energy Co.	9,000	329,670
Occidental Petroleum Corp.	4,400	390,104
Range Resources Corp.	5,600	267,456
Southwestern Energy Co. (a)	3,800	150,784
		3,745,387
TOTAL ENERGY		5,149,467
FINANCIALS - 5.9%
Capital Markets - 1.1%
Bank of New York Mellon Corp.	19,300	600,809
Morgan Stanley	22,300	673,906
Northern Trust Corp.	2,200	120,956
		1,395,671
Commercial Banks - 2.0%
M&T Bank Corp. (d)	2,300	200,905
PNC Financial Services Group, Inc.	10,000	672,100
Regions Financial Corp.	69,400	613,496
Wells Fargo & Co.	27,700	917,147
		2,403,648
Consumer Finance - 0.8%
American Express Co.	16,100	742,532
SLM Corp. (a)	22,500	275,400
		1,017,932
Diversified Financial Services - 1.1%
Bank of America Corp.	17,000	303,110
Citigroup, Inc. (a)	49,400	215,878
CME Group, Inc.	1,400	459,774
JPMorgan Chase & Co.	7,600	323,608
		1,302,370
Real Estate Management & Development - 0.9%
Henderson Land Development Co. Ltd.	14,000	88,240
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	2,800	1,594
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	10,900	$ 859,792
Yanlord Land Group Ltd.	70,000	86,452
		1,036,078
TOTAL FINANCIALS		7,155,699
HEALTH CARE - 13.8%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	7,400	406,112
AMAG Pharmaceuticals, Inc. (a)	6,400	218,560
Amgen, Inc. (a)	12,700	728,472
Amicus Therapeutics, Inc. (a)	18,000	58,500
Amylin Pharmaceuticals, Inc. (a)	1,000	20,640
ARIAD Pharmaceuticals, Inc. (a)	50,200	176,704
Biogen Idec, Inc. (a)	18,500	985,125
BioMarin Pharmaceutical, Inc. (a)	15,100	352,887
Nanosphere, Inc. (a)	8,800	55,440
United Therapeutics Corp. (a)	5,600	318,584
		3,321,024
Health Care Equipment & Supplies - 1.7%
Covidien PLC	12,900	619,071
Edwards Lifesciences Corp. (a)	600	61,848
ev3, Inc. (a)	9,800	187,474
Inverness Medical Innovations, Inc. (a)	22,500	895,050
Mako Surgical Corp. (a)	2,400	33,672
Orthovita, Inc. (a)	31,100	124,400
RTI Biologics, Inc. (a)	40,800	156,264
		2,077,779
Health Care Providers & Services - 2.3%
BioScrip, Inc. (a)	58,300	521,202
Express Scripts, Inc. (a)	9,000	901,170
Health Net, Inc. (a)	16,100	354,522
Medco Health Solutions, Inc. (a)	16,800	989,856
Team Health Holdings, Inc.	3,700	58,164
		2,824,914
Health Care Technology - 1.6%
Cerner Corp. (a)	22,300	1,893,493
Life Sciences Tools & Services - 2.3%
Covance, Inc. (a)	9,800	559,972
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Life Technologies Corp. (a)	14,600	$ 798,766
QIAGEN NV (a)	24,900	568,965
Thermo Fisher Scientific, Inc. (a)	14,300	790,504
		2,718,207
Pharmaceuticals - 3.2%
Allergan, Inc.	15,400	980,826
Ardea Biosciences, Inc. (a)	1,700	43,180
Cadence Pharmaceuticals, Inc. (a)(d)	32,900	322,420
Cardiome Pharma Corp. (a)	29,100	245,411
Johnson & Johnson	16,600	1,067,380
King Pharmaceuticals, Inc. (a)	200	1,960
Shire PLC sponsored ADR	4,300	283,112
Teva Pharmaceutical Industries Ltd. sponsored ADR	10,100	593,173
Valeant Pharmaceuticals International (a)	3,000	135,000
ViroPharma, Inc. (a)	12,700	161,544
		3,834,006
TOTAL HEALTH CARE		16,669,423
INDUSTRIALS - 10.5%
Aerospace & Defense - 4.0%
Alliant Techsystems, Inc. (a)	4,000	323,640
DigitalGlobe, Inc.	13,800	366,528
Precision Castparts Corp.	10,100	1,296,234
Raytheon Co.	18,500	1,078,550
United Technologies Corp.	24,000	1,798,800
		4,863,752
Airlines - 1.0%
AMR Corp. (a)	32,300	238,374
Delta Air Lines, Inc. (a)	28,500	344,280
Southwest Airlines Co.	48,700	641,866
		1,224,520
Building Products - 0.2%
Masco Corp.	17,200	279,156
Commercial Services & Supplies - 0.4%
Interface, Inc. Class A	1,900	24,852
Steelcase, Inc. Class A	15,200	124,792
Viad Corp.	12,700	297,180
		446,824
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.2%
Fluor Corp.	18,700	$ 988,108
Jacobs Engineering Group, Inc. (a)	9,700	467,734
		1,455,842
Electrical Equipment - 0.6%
American Superconductor Corp. (a)	22,500	656,550
Machinery - 1.5%
Bucyrus International, Inc. Class A	3,000	189,030
Cummins, Inc.	6,700	483,941
Duoyuan Global Water, Inc. ADR	11,200	298,816
Ingersoll-Rand Co. Ltd.	21,200	783,976
		1,755,763
Professional Services - 0.3%
Robert Half International, Inc.	12,600	344,988
Road & Rail - 0.8%
Union Pacific Corp.	13,400	1,013,844
Trading Companies & Distributors - 0.5%
WESCO International, Inc. (a)	14,800	601,176
TOTAL INDUSTRIALS		12,642,415
INFORMATION TECHNOLOGY - 34.4%
Communications Equipment - 5.5%
Cisco Systems, Inc. (a)	125,500	3,378,460
Juniper Networks, Inc. (a)	62,800	1,784,148
QUALCOMM, Inc.	17,700	685,698
Research In Motion Ltd. (a)	11,400	811,566
		6,659,872
Computers & Peripherals - 7.0%
Apple, Inc. (a)	23,100	6,031,871
Hewlett-Packard Co.	35,500	1,844,935
Seagate Technology (a)	22,000	404,140
Western Digital Corp. (a)	5,800	238,322
		8,519,268
Electronic Equipment & Components - 2.3%
Agilent Technologies, Inc. (a)	24,600	891,996
FLIR Systems, Inc. (a)	12,900	394,611
Ingram Micro, Inc. Class A (a)	66,800	1,213,088
Vishay Intertechnology, Inc. (a)	32,200	335,202
		2,834,897
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 4.9%
Baidu.com, Inc. sponsored ADR (a)	1,300	$ 896,090
eBay, Inc. (a)	69,800	1,661,938
Google, Inc. Class A (a)	4,900	2,574,656
NetEase.com, Inc. sponsored ADR (a)	9,400	327,778
Tencent Holdings Ltd.	20,400	421,872
		5,882,334
IT Services - 1.6%
Cognizant Technology Solutions Corp. Class A (a)	25,500	1,305,090
Hewitt Associates, Inc. Class A (a)	15,900	651,741
		1,956,831
Semiconductors & Semiconductor Equipment - 4.1%
Intel Corp.	83,200	1,899,456
LTX-Credence Corp. (a)	36,200	122,718
Marvell Technology Group Ltd. (a)	20,300	419,195
NVIDIA Corp. (a)	48,900	768,708
Omnivision Technologies, Inc. (a)	15,000	263,400
Skyworks Solutions, Inc. (a)	36,600	616,344
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	28,100	297,579
Teradyne, Inc. (a)	42,200	516,106
		4,903,506
Software - 9.0%
Adobe Systems, Inc. (a)	10,700	359,413
BMC Software, Inc. (a)	14,900	586,464
Citrix Systems, Inc. (a)	15,800	742,600
Informatica Corp. (a)	12,000	300,120
MICROS Systems, Inc. (a)	44,000	1,635,040
Microsoft Corp.	155,500	4,748,970
Nuance Communications, Inc. (a)	74,600	1,362,942
Red Hat, Inc. (a)	16,300	486,881
Sybase, Inc. (a)	6,500	281,970
VMware, Inc. Class A (a)	5,200	320,528
		10,824,928
TOTAL INFORMATION TECHNOLOGY		41,581,636
MATERIALS - 3.8%
Chemicals - 1.6%
Air Products & Chemicals, Inc.	7,300	560,494
Cabot Corp.	11,400	370,956
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Dow Chemical Co.	17,400	$ 536,442
The Mosaic Co.	10,100	516,514
		1,984,406
Construction Materials - 0.6%
Martin Marietta Materials, Inc.	5,900	565,692
Vulcan Materials Co.	2,300	131,744
		697,436
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	19,700	698,168
Metals & Mining - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	8,400	351,624
Newmont Mining Corp.	15,300	858,024
		1,209,648
TOTAL MATERIALS		4,589,658
TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	22,100	901,901
Sprint Nextel Corp. (a)	148,100	629,425
		1,531,326
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	11,100	128,094
TOTAL COMMON STOCKS (Cost $105,273,296)		119,486,401
Money Market Funds - 2.3%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	1,643,248	$ 1,643,248
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	1,209,800	1,209,800
TOTAL MONEY MARKET FUNDS (Cost $2,853,048)		2,853,048
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $108,126,344)		122,339,449
NET OTHER ASSETS - (1.3)%		(1,608,538)
NET ASSETS - 100%		$ 120,730,911
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 645
Fidelity Securities Lending Cash Central Fund	1,843
Total	$ 2,488
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 13,969,071	$ 13,969,071	$ -	$ -
Consumer Staples	16,069,612	14,455,647	1,613,965	-
Energy	5,149,467	5,149,467	-	-
Financials	7,155,699	6,979,413	176,286	-
Health Care	16,669,423	16,669,423	-	-
Industrials	12,642,415	12,642,415	-	-
Information Technology	41,581,636	41,159,764	421,872	-
Materials	4,589,658	4,589,658	-	-
Telecommunication Services	1,531,326	1,531,326	-	-
Utilities	128,094	128,094	-	-
Money Market Funds	2,853,048	2,853,048	-	-
Total Investments in Securities:	$ 122,339,449	$ 120,127,326	$ 2,212,123	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $108,418,443. Net unrealized appreciation aggregated $13,921,006, of which $15,315,427 related to appreciated investment securities and $1,394,421 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Large Cap Value Fund

April 30, 2010

1.800356.106

LCV-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.5%
TRW Automotive Holdings Corp. (a)	172,200	$ 5,546,562
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	111,400	4,985,150
Wyndham Worldwide Corp.	213,200	5,715,892
		10,701,042
Household Durables - 0.6%
Whirlpool Corp.	58,600	6,379,782
Media - 4.7%
Comcast Corp. Class A	748,900	14,783,286
The Walt Disney Co.	42,900	1,580,436
Time Warner, Inc.	539,500	17,846,660
Viacom, Inc. Class B (non-vtg.) (a)	387,300	13,683,309
		47,893,691
Multiline Retail - 1.8%
Macy's, Inc.	416,900	9,672,080
Target Corp.	145,400	8,268,898
		17,940,978
Specialty Retail - 1.7%
Best Buy Co., Inc.	256,200	11,682,720
Penske Automotive Group, Inc. (a)	345,200	5,171,096
		16,853,816
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	179,900	5,121,753
TOTAL CONSUMER DISCRETIONARY		110,437,624
CONSUMER STAPLES - 4.8%
Beverages - 1.2%
Dr Pepper Snapple Group, Inc.	203,700	6,667,101
Molson Coors Brewing Co. Class B	135,600	6,015,216
		12,682,317
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	179,000	6,610,470
Safeway, Inc.	280,600	6,622,160
		13,232,630
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.1%
Archer Daniels Midland Co.	208,400	$ 5,822,696
Ralcorp Holdings, Inc. (a)	83,000	5,523,650
		11,346,346
Household Products - 0.7%
Energizer Holdings, Inc. (a)	84,300	5,150,730
Procter & Gamble Co.	25,400	1,578,864
		6,729,594
Personal Products - 0.5%
NBTY, Inc. (a)	119,429	4,858,372
TOTAL CONSUMER STAPLES		48,849,259
ENERGY - 18.3%
Energy Equipment & Services - 3.9%
Atwood Oceanics, Inc. (a)	146,400	5,330,424
Nabors Industries Ltd. (a)	577,200	12,450,204
National Oilwell Varco, Inc.	308,200	13,570,046
Transocean Ltd. (a)	120,500	8,730,225
		40,080,899
Oil, Gas & Consumable Fuels - 14.4%
Alpha Natural Resources, Inc. (a)	108,900	5,127,012
Apache Corp.	155,000	15,772,800
Chesapeake Energy Corp.	436,900	10,398,220
Chevron Corp.	495,400	40,345,376
ConocoPhillips	403,800	23,900,922
Exxon Mobil Corp.	496,900	33,714,665
Marathon Oil Corp.	461,300	14,830,795
Occidental Petroleum Corp.	25,800	2,287,428
		146,377,218
TOTAL ENERGY		186,458,117
FINANCIALS - 26.0%
Capital Markets - 2.3%
BlackRock, Inc. Class A	30,700	5,648,800
Goldman Sachs Group, Inc.	49,500	7,187,400
Morgan Stanley	358,300	10,827,826
		23,664,026
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 8.1%
BB&T Corp.	276,000	$ 9,174,240
Comerica, Inc.	154,700	6,497,400
Marshall & Ilsley Corp.	654,700	5,957,770
PNC Financial Services Group, Inc.	262,300	17,629,183
SunTrust Banks, Inc.	374,500	11,085,200
Wells Fargo & Co.	968,000	32,050,480
		82,394,273
Consumer Finance - 1.2%
Capital One Financial Corp.	267,200	11,599,152
Diversified Financial Services - 9.0%
Bank of America Corp.	2,294,700	40,914,500
Citigroup, Inc. (a)	3,285,900	14,359,383
JPMorgan Chase & Co.	860,600	36,644,348
		91,918,231
Insurance - 4.0%
Genworth Financial, Inc. Class A (a)	536,300	8,859,676
Lincoln National Corp.	325,700	9,963,163
The Travelers Companies, Inc.	277,600	14,085,424
Unum Group	307,200	7,517,184
		40,425,447
Real Estate Investment Trusts - 1.4%
ProLogis Trust	267,035	3,516,851
SL Green Realty Corp.	99,100	6,161,047
The Macerich Co. (d)	110,953	4,960,709
		14,638,607
TOTAL FINANCIALS		264,639,736
HEALTH CARE - 7.8%
Health Care Equipment & Supplies - 1.1%
CareFusion Corp. (a)	228,200	6,293,756
Covidien PLC	103,500	4,966,965
		11,260,721
Health Care Providers & Services - 1.4%
CIGNA Corp.	253,500	8,127,210
Humana, Inc. (a)	136,000	6,217,920
		14,345,130
Pharmaceuticals - 5.3%
Endo Pharmaceuticals Holdings, Inc. (a)	245,400	5,374,260
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
King Pharmaceuticals, Inc. (a)	521,600	$ 5,111,680
Merck & Co., Inc.	529,000	18,536,160
Pfizer, Inc.	1,094,500	18,300,040
Watson Pharmaceuticals, Inc. (a)	143,000	6,123,260
		53,445,400
TOTAL HEALTH CARE		79,051,251
INDUSTRIALS - 11.3%
Aerospace & Defense - 1.6%
Precision Castparts Corp.	40,900	5,249,106
Raytheon Co.	195,600	11,403,480
		16,652,586
Airlines - 0.9%
Alaska Air Group, Inc. (a)	134,400	5,565,504
Continental Airlines, Inc. Class B (a)	175,000	3,911,250
		9,476,754
Building Products - 0.6%
Owens Corning (a)	172,800	6,009,984
Construction & Engineering - 0.7%
KBR, Inc.	306,700	6,771,936
Industrial Conglomerates - 4.3%
General Electric Co.	1,963,100	37,024,066
Textron, Inc.	284,400	6,495,696
		43,519,762
Machinery - 1.5%
Ingersoll-Rand Co. Ltd.	249,300	9,219,114
Navistar International Corp. (a)	122,900	5,940,986
		15,160,100
Road & Rail - 1.7%
CSX Corp.	158,400	8,878,320
Union Pacific Corp.	110,400	8,352,864
		17,231,184
TOTAL INDUSTRIALS		114,822,306
INFORMATION TECHNOLOGY - 5.2%
Computers & Peripherals - 3.5%
Dell, Inc. (a)	351,800	5,692,124
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	289,600	$ 15,050,512
Lexmark International, Inc. Class A (a)	147,800	5,475,990
Seagate Technology (a)	262,500	4,822,125
Western Digital Corp. (a)	119,600	4,914,364
		35,955,115
Office Electronics - 1.0%
Xerox Corp.	975,200	10,629,680
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc. (a)	713,165	6,668,093
TOTAL INFORMATION TECHNOLOGY		53,252,888
MATERIALS - 4.4%
Chemicals - 3.1%
Ashland, Inc.	113,100	6,736,236
Dow Chemical Co.	447,700	13,802,591
FMC Corp.	87,200	5,549,408
Lubrizol Corp.	56,300	5,086,142
		31,174,377
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	182,800	6,478,432
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	92,700	7,001,631
TOTAL MATERIALS		44,654,440
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	833,162	21,712,202
Qwest Communications International, Inc.	1,251,900	6,547,437
Verizon Communications, Inc.	306,300	8,849,007
		37,108,646
Wireless Telecommunication Services - 1.3%
Sprint Nextel Corp. (a)	3,005,600	12,773,800
TOTAL TELECOMMUNICATION SERVICES		49,882,446
Common Stocks - continued
	Shares	Value
UTILITIES - 5.8%
Electric Utilities - 1.8%
Entergy Corp.	130,200	$ 10,583,958
FirstEnergy Corp.	189,900	7,191,513
		17,775,471
Independent Power Producers & Energy Traders - 1.2%
Constellation Energy Group, Inc.	154,700	5,468,645
NRG Energy, Inc. (a)	286,700	6,929,539
		12,398,184
Multi-Utilities - 2.8%
PG&E Corp.	242,900	10,639,020
Public Service Enterprise Group, Inc.	258,600	8,308,818
Sempra Energy	196,800	9,678,624
		28,626,462
TOTAL UTILITIES		58,800,117
TOTAL COMMON STOCKS (Cost $912,325,649)		1,010,848,184
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.21% (b)	6,238,761	6,238,761
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	784,044	784,044
TOTAL MONEY MARKET FUNDS (Cost $7,022,805)		7,022,805
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $919,348,454)		1,017,870,989
NET OTHER ASSETS - (0.1)%		(996,743)
NET ASSETS - 100%		$ 1,016,874,246
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,722
Fidelity Securities Lending Cash Central Fund	888
Total	$ 2,610
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $963,250,331. Net unrealized appreciation aggregated $54,620,658, of which $127,592,602 related to appreciated investment securities and $72,971,944 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Large Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Large Cap Value Fund

1.847928.103

ALCV-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.5%
TRW Automotive Holdings Corp. (a)	172,200	$ 5,546,562
Hotels, Restaurants & Leisure - 1.1%
Darden Restaurants, Inc.	111,400	4,985,150
Wyndham Worldwide Corp.	213,200	5,715,892
		10,701,042
Household Durables - 0.6%
Whirlpool Corp.	58,600	6,379,782
Media - 4.7%
Comcast Corp. Class A	748,900	14,783,286
The Walt Disney Co.	42,900	1,580,436
Time Warner, Inc.	539,500	17,846,660
Viacom, Inc. Class B (non-vtg.) (a)	387,300	13,683,309
		47,893,691
Multiline Retail - 1.8%
Macy's, Inc.	416,900	9,672,080
Target Corp.	145,400	8,268,898
		17,940,978
Specialty Retail - 1.7%
Best Buy Co., Inc.	256,200	11,682,720
Penske Automotive Group, Inc. (a)	345,200	5,171,096
		16,853,816
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc. (a)	179,900	5,121,753
TOTAL CONSUMER DISCRETIONARY		110,437,624
CONSUMER STAPLES - 4.8%
Beverages - 1.2%
Dr Pepper Snapple Group, Inc.	203,700	6,667,101
Molson Coors Brewing Co. Class B	135,600	6,015,216
		12,682,317
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	179,000	6,610,470
Safeway, Inc.	280,600	6,622,160
		13,232,630
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.1%
Archer Daniels Midland Co.	208,400	$ 5,822,696
Ralcorp Holdings, Inc. (a)	83,000	5,523,650
		11,346,346
Household Products - 0.7%
Energizer Holdings, Inc. (a)	84,300	5,150,730
Procter & Gamble Co.	25,400	1,578,864
		6,729,594
Personal Products - 0.5%
NBTY, Inc. (a)	119,429	4,858,372
TOTAL CONSUMER STAPLES		48,849,259
ENERGY - 18.3%
Energy Equipment & Services - 3.9%
Atwood Oceanics, Inc. (a)	146,400	5,330,424
Nabors Industries Ltd. (a)	577,200	12,450,204
National Oilwell Varco, Inc.	308,200	13,570,046
Transocean Ltd. (a)	120,500	8,730,225
		40,080,899
Oil, Gas & Consumable Fuels - 14.4%
Alpha Natural Resources, Inc. (a)	108,900	5,127,012
Apache Corp.	155,000	15,772,800
Chesapeake Energy Corp.	436,900	10,398,220
Chevron Corp.	495,400	40,345,376
ConocoPhillips	403,800	23,900,922
Exxon Mobil Corp.	496,900	33,714,665
Marathon Oil Corp.	461,300	14,830,795
Occidental Petroleum Corp.	25,800	2,287,428
		146,377,218
TOTAL ENERGY		186,458,117
FINANCIALS - 26.0%
Capital Markets - 2.3%
BlackRock, Inc. Class A	30,700	5,648,800
Goldman Sachs Group, Inc.	49,500	7,187,400
Morgan Stanley	358,300	10,827,826
		23,664,026
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 8.1%
BB&T Corp.	276,000	$ 9,174,240
Comerica, Inc.	154,700	6,497,400
Marshall & Ilsley Corp.	654,700	5,957,770
PNC Financial Services Group, Inc.	262,300	17,629,183
SunTrust Banks, Inc.	374,500	11,085,200
Wells Fargo & Co.	968,000	32,050,480
		82,394,273
Consumer Finance - 1.2%
Capital One Financial Corp.	267,200	11,599,152
Diversified Financial Services - 9.0%
Bank of America Corp.	2,294,700	40,914,500
Citigroup, Inc. (a)	3,285,900	14,359,383
JPMorgan Chase & Co.	860,600	36,644,348
		91,918,231
Insurance - 4.0%
Genworth Financial, Inc. Class A (a)	536,300	8,859,676
Lincoln National Corp.	325,700	9,963,163
The Travelers Companies, Inc.	277,600	14,085,424
Unum Group	307,200	7,517,184
		40,425,447
Real Estate Investment Trusts - 1.4%
ProLogis Trust	267,035	3,516,851
SL Green Realty Corp.	99,100	6,161,047
The Macerich Co. (d)	110,953	4,960,709
		14,638,607
TOTAL FINANCIALS		264,639,736
HEALTH CARE - 7.8%
Health Care Equipment & Supplies - 1.1%
CareFusion Corp. (a)	228,200	6,293,756
Covidien PLC	103,500	4,966,965
		11,260,721
Health Care Providers & Services - 1.4%
CIGNA Corp.	253,500	8,127,210
Humana, Inc. (a)	136,000	6,217,920
		14,345,130
Pharmaceuticals - 5.3%
Endo Pharmaceuticals Holdings, Inc. (a)	245,400	5,374,260
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
King Pharmaceuticals, Inc. (a)	521,600	$ 5,111,680
Merck & Co., Inc.	529,000	18,536,160
Pfizer, Inc.	1,094,500	18,300,040
Watson Pharmaceuticals, Inc. (a)	143,000	6,123,260
		53,445,400
TOTAL HEALTH CARE		79,051,251
INDUSTRIALS - 11.3%
Aerospace & Defense - 1.6%
Precision Castparts Corp.	40,900	5,249,106
Raytheon Co.	195,600	11,403,480
		16,652,586
Airlines - 0.9%
Alaska Air Group, Inc. (a)	134,400	5,565,504
Continental Airlines, Inc. Class B (a)	175,000	3,911,250
		9,476,754
Building Products - 0.6%
Owens Corning (a)	172,800	6,009,984
Construction & Engineering - 0.7%
KBR, Inc.	306,700	6,771,936
Industrial Conglomerates - 4.3%
General Electric Co.	1,963,100	37,024,066
Textron, Inc.	284,400	6,495,696
		43,519,762
Machinery - 1.5%
Ingersoll-Rand Co. Ltd.	249,300	9,219,114
Navistar International Corp. (a)	122,900	5,940,986
		15,160,100
Road & Rail - 1.7%
CSX Corp.	158,400	8,878,320
Union Pacific Corp.	110,400	8,352,864
		17,231,184
TOTAL INDUSTRIALS		114,822,306
INFORMATION TECHNOLOGY - 5.2%
Computers & Peripherals - 3.5%
Dell, Inc. (a)	351,800	5,692,124
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	289,600	$ 15,050,512
Lexmark International, Inc. Class A (a)	147,800	5,475,990
Seagate Technology (a)	262,500	4,822,125
Western Digital Corp. (a)	119,600	4,914,364
		35,955,115
Office Electronics - 1.0%
Xerox Corp.	975,200	10,629,680
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc. (a)	713,165	6,668,093
TOTAL INFORMATION TECHNOLOGY		53,252,888
MATERIALS - 4.4%
Chemicals - 3.1%
Ashland, Inc.	113,100	6,736,236
Dow Chemical Co.	447,700	13,802,591
FMC Corp.	87,200	5,549,408
Lubrizol Corp.	56,300	5,086,142
		31,174,377
Containers & Packaging - 0.6%
Owens-Illinois, Inc. (a)	182,800	6,478,432
Metals & Mining - 0.7%
Freeport-McMoRan Copper & Gold, Inc.	92,700	7,001,631
TOTAL MATERIALS		44,654,440
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.6%
AT&T, Inc.	833,162	21,712,202
Qwest Communications International, Inc.	1,251,900	6,547,437
Verizon Communications, Inc.	306,300	8,849,007
		37,108,646
Wireless Telecommunication Services - 1.3%
Sprint Nextel Corp. (a)	3,005,600	12,773,800
TOTAL TELECOMMUNICATION SERVICES		49,882,446
Common Stocks - continued
	Shares	Value
UTILITIES - 5.8%
Electric Utilities - 1.8%
Entergy Corp.	130,200	$ 10,583,958
FirstEnergy Corp.	189,900	7,191,513
		17,775,471
Independent Power Producers & Energy Traders - 1.2%
Constellation Energy Group, Inc.	154,700	5,468,645
NRG Energy, Inc. (a)	286,700	6,929,539
		12,398,184
Multi-Utilities - 2.8%
PG&E Corp.	242,900	10,639,020
Public Service Enterprise Group, Inc.	258,600	8,308,818
Sempra Energy	196,800	9,678,624
		28,626,462
TOTAL UTILITIES		58,800,117
TOTAL COMMON STOCKS (Cost $912,325,649)		1,010,848,184
Money Market Funds - 0.7%

Fidelity Cash Central Fund, 0.21% (b)	6,238,761	6,238,761
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	784,044	784,044
TOTAL MONEY MARKET FUNDS (Cost $7,022,805)		7,022,805
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $919,348,454)		1,017,870,989
NET OTHER ASSETS - (0.1)%		(996,743)
NET ASSETS - 100%		$ 1,016,874,246
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,722
Fidelity Securities Lending Cash Central Fund	888
Total	$ 2,610
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $963,250,331. Net unrealized appreciation aggregated $54,620,658, of which $127,592,602 related to appreciated investment securities and $72,971,944 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Growth Fund

April 30, 2010

1.800358.106

MCG-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Diversified Consumer Services - 2.0%
DeVry, Inc.	40,900	$ 2,551,751
Strayer Education, Inc.	11,400	2,771,568
		5,323,319
Hotels, Restaurants & Leisure - 3.4%
International Game Technology	65,000	1,370,200
Las Vegas Sands Corp. (a)(d)	206,700	5,138,562
Starbucks Corp.	96,900	2,517,462
		9,026,224
Household Durables - 1.1%
Harman International Industries, Inc. (a)	74,500	2,941,260
Internet & Catalog Retail - 0.9%
Expedia, Inc.	104,000	2,455,440
Media - 1.3%
Discovery Communications, Inc. (a)	75,000	2,902,500
Focus Media Holding Ltd. ADR (a)	22,300	374,194
		3,276,694
Multiline Retail - 1.1%
Dollar General Corp.	101,500	2,899,855
Specialty Retail - 4.0%
Abercrombie & Fitch Co. Class A	58,300	2,549,459
Ross Stores, Inc.	43,600	2,441,600
TJX Companies, Inc.	56,800	2,632,112
Urban Outfitters, Inc. (a)	72,300	2,711,973
		10,335,144
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc. (a)	99,900	2,844,153
Polo Ralph Lauren Corp. Class A	28,200	2,535,180
		5,379,333
TOTAL CONSUMER DISCRETIONARY		41,637,269
CONSUMER STAPLES - 3.1%
Beverages - 2.4%
Heckmann Corp. (a)(d)	1,053,600	6,321,600
Food Products - 0.7%
Origin Agritech Ltd. (a)(d)	199,069	1,743,844
TOTAL CONSUMER STAPLES		8,065,444
Common Stocks - continued
	Shares	Value
ENERGY - 9.7%
Energy Equipment & Services - 5.8%
Dresser-Rand Group, Inc. (a)	36,800	$ 1,298,304
Exterran Holdings, Inc. (a)	103,100	3,005,365
Helix Energy Solutions Group, Inc. (a)	260,500	3,798,090
Helmerich & Payne, Inc.	70,800	2,875,896
Weatherford International Ltd. (a)	231,700	4,196,087
		15,173,742
Oil, Gas & Consumable Fuels - 3.9%
Denbury Resources, Inc. (a)	163,200	3,125,280
EXCO Resources, Inc.	165,000	3,060,750
Legacy Oil + Gas, Inc. (a)	204,100	2,627,069
Penn West Energy Trust	64,700	1,303,296
		10,116,395
TOTAL ENERGY		25,290,137
FINANCIALS - 8.6%
Capital Markets - 2.1%
Charles Schwab Corp.	136,900	2,640,801
Stifel Financial Corp. (a)	48,000	2,751,840
		5,392,641
Commercial Banks - 4.1%
Regions Financial Corp.	590,300	5,218,252
SunTrust Banks, Inc.	185,900	5,502,640
		10,720,892
Diversified Financial Services - 0.9%
MSCI, Inc. Class A (a)	71,400	2,474,010
Insurance - 0.5%
Hanover Insurance Group, Inc.	30,000	1,351,500
Real Estate Management & Development - 1.0%
Indiabulls Real Estate Ltd. (a)	693,368	2,618,271
TOTAL FINANCIALS		22,557,314
HEALTH CARE - 13.9%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	40,000	2,195,200
Dendreon Corp. (a)(d)	32,500	1,762,150
Human Genome Sciences, Inc. (a)	42,000	1,162,980
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Isis Pharmaceuticals, Inc. (a)	105,000	$ 1,128,750
Vertex Pharmaceuticals, Inc. (a)	30,700	1,190,239
		7,439,319
Health Care Equipment & Supplies - 10.1%
ArthroCare Corp. (a)	355,379	10,991,873
Cyberonics, Inc. (a)	281,700	5,501,601
Edwards Lifesciences Corp. (a)	24,900	2,566,692
Hill-Rom Holdings, Inc.	45,000	1,426,950
NuVasive, Inc. (a)(d)	80,900	3,365,440
St. Jude Medical, Inc. (a)	63,300	2,583,906
		26,436,462
Health Care Technology - 1.0%
Cerner Corp. (a)	29,400	2,496,354
TOTAL HEALTH CARE		36,372,135
INDUSTRIALS - 19.1%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	41,200	5,287,608
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	45,000	2,713,500
Building Products - 2.1%
Lennox International, Inc.	118,400	5,358,784
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	24,000	1,413,600
Construction & Engineering - 2.8%
Fluor Corp.	80,700	4,264,188
Jacobs Engineering Group, Inc. (a)	64,900	3,129,478
		7,393,666
Electrical Equipment - 1.5%
Belden, Inc.	47,000	1,290,620
Cooper Industries PLC Class A	52,400	2,572,840
		3,863,460
Machinery - 7.2%
AGCO Corp. (a)	67,100	2,349,842
Bucyrus International, Inc. Class A	40,900	2,577,109
Cummins, Inc.	35,800	2,585,834
Flowserve Corp.	24,300	2,784,294
IDEX Corp.	37,500	1,260,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	106,000	$ 3,919,880
Joy Global, Inc.	56,400	3,204,084
		18,681,043
Road & Rail - 2.0%
CSX Corp.	90,800	5,089,340
TOTAL INDUSTRIALS		49,801,001
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	180,500	5,128,005
Computers & Peripherals - 1.7%
SanDisk Corp. (a)	111,700	4,455,713
Electronic Equipment & Components - 4.2%
Agilent Technologies, Inc. (a)	158,900	5,761,714
Avnet, Inc. (a)	80,100	2,560,797
Digital Ally, Inc. (a)(d)	569,596	1,139,192
Maxwell Technologies, Inc. (a)(d)	109,600	1,581,528
		11,043,231
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	69,800	2,710,334
IT Services - 0.5%
Genpact Ltd. (a)	80,000	1,350,400
Semiconductors & Semiconductor Equipment - 8.9%
Altera Corp.	97,300	2,467,528
ASM International NV (NASDAQ) (a)	95,000	2,470,950
ASML Holding NV (NY Shares)	75,600	2,469,096
KLA-Tencor Corp.	72,576	2,471,939
Lam Research Corp. (a)	33,639	1,364,061
Marvell Technology Group Ltd. (a)	135,300	2,793,945
National Semiconductor Corp.	130,300	1,925,834
NVIDIA Corp. (a)	155,600	2,446,032
Teradyne, Inc. (a)	210,000	2,568,300
Xilinx, Inc.	90,100	2,322,778
		23,300,463
Software - 3.8%
Adobe Systems, Inc. (a)	68,500	2,300,915
ANSYS, Inc. (a)	54,400	2,448,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autonomy Corp. PLC (a)	93,300	$ 2,559,001
Informatica Corp. (a)	99,300	2,483,493
		9,791,409
TOTAL INFORMATION TECHNOLOGY		57,779,555
MATERIALS - 5.4%
Chemicals - 5.4%
CF Industries Holdings, Inc.	72,900	6,099,543
Intrepid Potash, Inc. (a)(d)	102,200	2,683,772
The Mosaic Co.	103,800	5,308,332
		14,091,647
TOTAL COMMON STOCKS (Cost $215,480,294)		255,594,502
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.21% (b)	4,829,703	4,829,703
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	13,975,325	13,975,325
TOTAL MONEY MARKET FUNDS (Cost $18,805,028)		18,805,028
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $234,285,322)		274,399,530
NET OTHER ASSETS - (5.0)%		(13,035,145)
NET ASSETS - 100%		$ 261,364,385
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,438
Fidelity Securities Lending Cash Central Fund	39,284
Total	$ 40,722
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 41,637,269	$ 41,637,269	$ -	$ -
Consumer Staples	8,065,444	8,065,444	-	-
Energy	25,290,137	25,290,137	-	-
Financials	22,557,314	19,939,043	2,618,271	-
Health Care	36,372,135	36,372,135	-	-
Industrials	49,801,001	49,801,001	-	-
Information Technology	57,779,555	55,220,554	2,559,001	-
Materials	14,091,647	14,091,647	-	-
Money Market Funds	18,805,028	18,805,028	-	-
Total Investments in Securities:	$ 274,399,530	$ 269,222,258	$ 5,177,272	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $234,690,493. Net unrealized appreciation aggregated $39,709,037, of which $45,203,866 related to appreciated investment securities and $5,494,829 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

1.847929.103

AMCG-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
Diversified Consumer Services - 2.0%
DeVry, Inc.	40,900	$ 2,551,751
Strayer Education, Inc.	11,400	2,771,568
		5,323,319
Hotels, Restaurants & Leisure - 3.4%
International Game Technology	65,000	1,370,200
Las Vegas Sands Corp. (a)(d)	206,700	5,138,562
Starbucks Corp.	96,900	2,517,462
		9,026,224
Household Durables - 1.1%
Harman International Industries, Inc. (a)	74,500	2,941,260
Internet & Catalog Retail - 0.9%
Expedia, Inc.	104,000	2,455,440
Media - 1.3%
Discovery Communications, Inc. (a)	75,000	2,902,500
Focus Media Holding Ltd. ADR (a)	22,300	374,194
		3,276,694
Multiline Retail - 1.1%
Dollar General Corp.	101,500	2,899,855
Specialty Retail - 4.0%
Abercrombie & Fitch Co. Class A	58,300	2,549,459
Ross Stores, Inc.	43,600	2,441,600
TJX Companies, Inc.	56,800	2,632,112
Urban Outfitters, Inc. (a)	72,300	2,711,973
		10,335,144
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc. (a)	99,900	2,844,153
Polo Ralph Lauren Corp. Class A	28,200	2,535,180
		5,379,333
TOTAL CONSUMER DISCRETIONARY		41,637,269
CONSUMER STAPLES - 3.1%
Beverages - 2.4%
Heckmann Corp. (a)(d)	1,053,600	6,321,600
Food Products - 0.7%
Origin Agritech Ltd. (a)(d)	199,069	1,743,844
TOTAL CONSUMER STAPLES		8,065,444
Common Stocks - continued
	Shares	Value
ENERGY - 9.7%
Energy Equipment & Services - 5.8%
Dresser-Rand Group, Inc. (a)	36,800	$ 1,298,304
Exterran Holdings, Inc. (a)	103,100	3,005,365
Helix Energy Solutions Group, Inc. (a)	260,500	3,798,090
Helmerich & Payne, Inc.	70,800	2,875,896
Weatherford International Ltd. (a)	231,700	4,196,087
		15,173,742
Oil, Gas & Consumable Fuels - 3.9%
Denbury Resources, Inc. (a)	163,200	3,125,280
EXCO Resources, Inc.	165,000	3,060,750
Legacy Oil + Gas, Inc. (a)	204,100	2,627,069
Penn West Energy Trust	64,700	1,303,296
		10,116,395
TOTAL ENERGY		25,290,137
FINANCIALS - 8.6%
Capital Markets - 2.1%
Charles Schwab Corp.	136,900	2,640,801
Stifel Financial Corp. (a)	48,000	2,751,840
		5,392,641
Commercial Banks - 4.1%
Regions Financial Corp.	590,300	5,218,252
SunTrust Banks, Inc.	185,900	5,502,640
		10,720,892
Diversified Financial Services - 0.9%
MSCI, Inc. Class A (a)	71,400	2,474,010
Insurance - 0.5%
Hanover Insurance Group, Inc.	30,000	1,351,500
Real Estate Management & Development - 1.0%
Indiabulls Real Estate Ltd. (a)	693,368	2,618,271
TOTAL FINANCIALS		22,557,314
HEALTH CARE - 13.9%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	40,000	2,195,200
Dendreon Corp. (a)(d)	32,500	1,762,150
Human Genome Sciences, Inc. (a)	42,000	1,162,980
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Isis Pharmaceuticals, Inc. (a)	105,000	$ 1,128,750
Vertex Pharmaceuticals, Inc. (a)	30,700	1,190,239
		7,439,319
Health Care Equipment & Supplies - 10.1%
ArthroCare Corp. (a)	355,379	10,991,873
Cyberonics, Inc. (a)	281,700	5,501,601
Edwards Lifesciences Corp. (a)	24,900	2,566,692
Hill-Rom Holdings, Inc.	45,000	1,426,950
NuVasive, Inc. (a)(d)	80,900	3,365,440
St. Jude Medical, Inc. (a)	63,300	2,583,906
		26,436,462
Health Care Technology - 1.0%
Cerner Corp. (a)	29,400	2,496,354
TOTAL HEALTH CARE		36,372,135
INDUSTRIALS - 19.1%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	41,200	5,287,608
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	45,000	2,713,500
Building Products - 2.1%
Lennox International, Inc.	118,400	5,358,784
Commercial Services & Supplies - 0.5%
Stericycle, Inc. (a)	24,000	1,413,600
Construction & Engineering - 2.8%
Fluor Corp.	80,700	4,264,188
Jacobs Engineering Group, Inc. (a)	64,900	3,129,478
		7,393,666
Electrical Equipment - 1.5%
Belden, Inc.	47,000	1,290,620
Cooper Industries PLC Class A	52,400	2,572,840
		3,863,460
Machinery - 7.2%
AGCO Corp. (a)	67,100	2,349,842
Bucyrus International, Inc. Class A	40,900	2,577,109
Cummins, Inc.	35,800	2,585,834
Flowserve Corp.	24,300	2,784,294
IDEX Corp.	37,500	1,260,000
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	106,000	$ 3,919,880
Joy Global, Inc.	56,400	3,204,084
		18,681,043
Road & Rail - 2.0%
CSX Corp.	90,800	5,089,340
TOTAL INDUSTRIALS		49,801,001
INFORMATION TECHNOLOGY - 22.1%
Communications Equipment - 2.0%
Juniper Networks, Inc. (a)	180,500	5,128,005
Computers & Peripherals - 1.7%
SanDisk Corp. (a)	111,700	4,455,713
Electronic Equipment & Components - 4.2%
Agilent Technologies, Inc. (a)	158,900	5,761,714
Avnet, Inc. (a)	80,100	2,560,797
Digital Ally, Inc. (a)(d)	569,596	1,139,192
Maxwell Technologies, Inc. (a)(d)	109,600	1,581,528
		11,043,231
Internet Software & Services - 1.0%
Akamai Technologies, Inc. (a)	69,800	2,710,334
IT Services - 0.5%
Genpact Ltd. (a)	80,000	1,350,400
Semiconductors & Semiconductor Equipment - 8.9%
Altera Corp.	97,300	2,467,528
ASM International NV (NASDAQ) (a)	95,000	2,470,950
ASML Holding NV (NY Shares)	75,600	2,469,096
KLA-Tencor Corp.	72,576	2,471,939
Lam Research Corp. (a)	33,639	1,364,061
Marvell Technology Group Ltd. (a)	135,300	2,793,945
National Semiconductor Corp.	130,300	1,925,834
NVIDIA Corp. (a)	155,600	2,446,032
Teradyne, Inc. (a)	210,000	2,568,300
Xilinx, Inc.	90,100	2,322,778
		23,300,463
Software - 3.8%
Adobe Systems, Inc. (a)	68,500	2,300,915
ANSYS, Inc. (a)	54,400	2,448,000
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Autonomy Corp. PLC (a)	93,300	$ 2,559,001
Informatica Corp. (a)	99,300	2,483,493
		9,791,409
TOTAL INFORMATION TECHNOLOGY		57,779,555
MATERIALS - 5.4%
Chemicals - 5.4%
CF Industries Holdings, Inc.	72,900	6,099,543
Intrepid Potash, Inc. (a)(d)	102,200	2,683,772
The Mosaic Co.	103,800	5,308,332
		14,091,647
TOTAL COMMON STOCKS (Cost $215,480,294)		255,594,502
Money Market Funds - 7.2%

Fidelity Cash Central Fund, 0.21% (b)	4,829,703	4,829,703
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	13,975,325	13,975,325
TOTAL MONEY MARKET FUNDS (Cost $18,805,028)		18,805,028
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $234,285,322)		274,399,530
NET OTHER ASSETS - (5.0)%		(13,035,145)
NET ASSETS - 100%		$ 261,364,385
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,438
Fidelity Securities Lending Cash Central Fund	39,284
Total	$ 40,722
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 41,637,269	$ 41,637,269	$ -	$ -
Consumer Staples	8,065,444	8,065,444	-	-
Energy	25,290,137	25,290,137	-	-
Financials	22,557,314	19,939,043	2,618,271	-
Health Care	36,372,135	36,372,135	-	-
Industrials	49,801,001	49,801,001	-	-
Information Technology	57,779,555	55,220,554	2,559,001	-
Materials	14,091,647	14,091,647	-	-
Money Market Funds	18,805,028	18,805,028	-	-
Total Investments in Securities:	$ 274,399,530	$ 269,222,258	$ 5,177,272	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $234,690,493. Net unrealized appreciation aggregated $39,709,037, of which $45,203,866 related to appreciated investment securities and $5,494,829 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Mid Cap Value Fund

April 30, 2010

1.800359.106

MCV-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.6%
Dana Holding Corp. (a)	225,700	$ 3,015,352
TRW Automotive Holdings Corp. (a)	195,300	6,290,613
		9,305,965
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	128,600	5,754,850
Wyndham Worldwide Corp.	256,500	6,876,765
		12,631,615
Household Durables - 1.0%
Whirlpool Corp.	52,200	5,683,014
Media - 1.1%
CBS Corp. Class B	404,300	6,553,703
Multiline Retail - 1.5%
Macy's, Inc.	396,200	9,191,840
Specialty Retail - 3.9%
GameStop Corp. Class A (a)(d)	252,600	6,140,706
Penske Automotive Group, Inc. (a)	283,400	4,245,332
RadioShack Corp.	298,400	6,430,520
Signet Jewelers Ltd. (a)	209,400	6,704,988
		23,521,546
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc. (a)	196,900	5,605,743
Phillips-Van Heusen Corp.	112,600	7,094,926
		12,700,669
TOTAL CONSUMER DISCRETIONARY		79,588,352
CONSUMER STAPLES - 6.0%
Beverages - 3.0%
Coca-Cola Enterprises, Inc.	124,600	3,455,158
Constellation Brands, Inc. Class A (sub. vtg.) (a)	221,900	4,054,113
Dr Pepper Snapple Group, Inc.	177,200	5,799,756
Molson Coors Brewing Co. Class B	109,700	4,866,292
		18,175,319
Food & Staples Retailing - 1.0%
Safeway, Inc.	248,100	5,855,160
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.5%
Smithfield Foods, Inc. (a)	201,000	$ 3,766,740
The J.M. Smucker Co.	88,100	5,380,267
		9,147,007
Personal Products - 0.5%
NBTY, Inc. (a)	71,400	2,904,552
TOTAL CONSUMER STAPLES		36,082,038
ENERGY - 9.4%
Energy Equipment & Services - 5.6%
Atwood Oceanics, Inc. (a)	82,900	3,018,389
Helix Energy Solutions Group, Inc. (a)	225,400	3,286,332
Helmerich & Payne, Inc.	167,100	6,787,602
Nabors Industries Ltd. (a)	384,400	8,291,508
Oil States International, Inc. (a)	140,900	6,806,879
Unit Corp. (a)	114,200	5,455,334
		33,646,044
Oil, Gas & Consumable Fuels - 3.8%
Cimarex Energy Co.	75,200	5,119,616
Holly Corp.	236,400	6,382,800
Massey Energy Co.	75,800	2,776,554
Newfield Exploration Co. (a)	99,800	5,807,362
Southern Union Co.	105,700	2,761,941
		22,848,273
TOTAL ENERGY		56,494,317
FINANCIALS - 28.5%
Commercial Banks - 7.3%
Comerica, Inc.	201,900	8,479,800
Fifth Third Bancorp	667,800	9,956,898
Marshall & Ilsley Corp.	502,500	4,572,750
Regions Financial Corp.	1,097,500	9,701,900
SunTrust Banks, Inc.	380,600	11,265,760
		43,977,108
Consumer Finance - 2.0%
Capital One Financial Corp.	137,400	5,964,534
Discover Financial Services	365,671	5,653,274
		11,617,808
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 10.5%
Assurant, Inc.	217,000	$ 7,905,310
Conseco, Inc. (a)	1,015,000	5,988,500
Delphi Financial Group, Inc. Class A	226,200	6,220,500
Endurance Specialty Holdings Ltd.	77,400	2,852,190
Everest Re Group Ltd.	56,700	4,346,055
Genworth Financial, Inc. Class A (a)	418,400	6,911,968
Lincoln National Corp.	265,400	8,118,586
RenaissanceRe Holdings Ltd.	72,400	4,050,780
Unum Group	356,900	8,733,343
XL Capital Ltd. Class A	432,600	7,700,280
		62,827,512
Real Estate Investment Trusts - 8.1%
Alexandria Real Estate Equities, Inc.	52,500	3,717,525
Kilroy Realty Corp.	87,900	3,081,774
ProLogis Trust	589,800	7,767,666
SL Green Realty Corp.	121,300	7,541,221
The Macerich Co. (d)	169,034	7,557,510
Ventas, Inc.	178,700	8,440,001
Vornado Realty Trust	125,100	10,429,587
		48,535,284
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	266,700	3,707,130
TOTAL FINANCIALS		170,664,842
HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 1.0%
Cooper Companies, Inc.	78,100	3,037,309
Kinetic Concepts, Inc. (a)	64,900	2,810,170
		5,847,479
Health Care Providers & Services - 1.3%
CIGNA Corp.	132,800	4,257,568
Humana, Inc. (a)	75,200	3,438,144
		7,695,712
Pharmaceuticals - 1.5%
Endo Pharmaceuticals Holdings, Inc. (a)	173,300	3,795,270
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
King Pharmaceuticals, Inc. (a)	242,900	$ 2,380,420
Mylan, Inc. (a)(d)	137,200	3,022,516
		9,198,206
TOTAL HEALTH CARE		22,741,397
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc. (a)	35,500	2,872,305
Precision Castparts Corp.	22,700	2,913,318
Spirit AeroSystems Holdings, Inc. Class A (a)	153,100	3,395,758
		9,181,381
Airlines - 0.9%
Alaska Air Group, Inc. (a)	71,300	2,952,533
Continental Airlines, Inc. Class B (a)	95,000	2,123,250
		5,075,783
Building Products - 1.2%
Owens Corning (a)	211,200	7,345,536
Commercial Services & Supplies - 0.9%
R.R. Donnelley & Sons Co.	250,700	5,387,543
Construction & Engineering - 0.7%
KBR, Inc.	185,200	4,089,216
Electrical Equipment - 0.8%
General Cable Corp. (a)	173,900	4,968,323
Industrial Conglomerates - 0.8%
Textron, Inc.	220,600	5,038,504
Machinery - 3.7%
Cummins, Inc.	87,500	6,320,125
Ingersoll-Rand Co. Ltd.	83,500	3,087,830
Navistar International Corp. (a)	130,400	6,303,536
Timken Co.	178,000	6,262,040
		21,973,531
Road & Rail - 1.0%
Kansas City Southern (a)	140,200	5,685,110
TOTAL INDUSTRIALS		68,744,927
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 0.7%
CommScope, Inc. (a)	128,100	$ 4,173,498
Computers & Peripherals - 1.8%
SanDisk Corp. (a)	122,400	4,882,536
Seagate Technology (a)	165,100	3,032,887
Western Digital Corp. (a)	77,100	3,168,039
		11,083,462
Electronic Equipment & Components - 1.1%
Jabil Circuit, Inc.	213,300	3,267,756
Vishay Intertechnology, Inc. (a)	327,900	3,413,439
		6,681,195
IT Services - 0.9%
Computer Sciences Corp. (a)	104,800	5,490,472
Office Electronics - 1.2%
Xerox Corp.	636,400	6,936,760
Semiconductors & Semiconductor Equipment - 1.4%
Fairchild Semiconductor International, Inc. (a)	298,300	3,346,926
Micron Technology, Inc. (a)	524,200	4,901,270
		8,248,196
TOTAL INFORMATION TECHNOLOGY		42,613,583
MATERIALS - 7.9%
Chemicals - 3.8%
Ashland, Inc.	123,100	7,331,836
FMC Corp.	55,400	3,525,656
Lubrizol Corp.	33,400	3,017,356
Solutia, Inc. (a)	261,300	4,598,880
W.R. Grace & Co. (a)	152,600	4,408,614
		22,882,342
Containers & Packaging - 2.6%
Ball Corp.	59,300	3,155,353
Owens-Illinois, Inc. (a)	176,700	6,262,248
Pactiv Corp. (a)	239,900	6,095,859
		15,513,460
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.5%
Cliffs Natural Resources, Inc.	82,000	$ 5,127,460
Reliance Steel & Aluminum Co.	77,200	3,768,132
		8,895,592
TOTAL MATERIALS		47,291,394
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
Qwest Communications International, Inc.	1,661,600	8,690,168
Wireless Telecommunication Services - 0.5%
U.S. Cellular Corp. (a)	72,300	3,042,384
TOTAL TELECOMMUNICATION SERVICES		11,732,552
UTILITIES - 9.9%
Gas Utilities - 2.8%
Energen Corp.	113,600	5,551,632
Questar Corp.	149,300	7,158,935
UGI Corp.	149,700	4,115,253
		16,825,820
Independent Power Producers & Energy Traders - 2.9%
AES Corp.	381,900	4,407,126
Constellation Energy Group, Inc.	166,500	5,885,775
NRG Energy, Inc. (a)	288,400	6,970,628
		17,263,529
Multi-Utilities - 4.2%
CMS Energy Corp. (d)	367,800	5,980,428
Integrys Energy Group, Inc. (d)	81,600	4,048,176
PG&E Corp.	66,200	2,899,560
Sempra Energy	165,200	8,124,536
TECO Energy, Inc.	253,000	4,283,290
		25,335,990
TOTAL UTILITIES		59,425,339
TOTAL COMMON STOCKS (Cost $493,371,752)		595,378,741
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	4,456,465	$ 4,456,465
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	13,440,454	13,440,454
TOTAL MONEY MARKET FUNDS (Cost $17,896,919)		17,896,919
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $511,268,671)		613,275,660
NET OTHER ASSETS - (2.3)%		(14,024,805)
NET ASSETS - 100%		$ 599,250,855
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,850
Fidelity Securities Lending Cash Central Fund	5,378
Total	$ 7,228
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $516,621,919. Net unrealized appreciation aggregated $96,653,741, of which $107,821,397 related to appreciated investment securities and $11,167,656 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2010

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity Mid Cap Value Fund

1.847930.103

AMCV-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.6%
Dana Holding Corp. (a)	225,700	$ 3,015,352
TRW Automotive Holdings Corp. (a)	195,300	6,290,613
		9,305,965
Hotels, Restaurants & Leisure - 2.1%
Darden Restaurants, Inc.	128,600	5,754,850
Wyndham Worldwide Corp.	256,500	6,876,765
		12,631,615
Household Durables - 1.0%
Whirlpool Corp.	52,200	5,683,014
Media - 1.1%
CBS Corp. Class B	404,300	6,553,703
Multiline Retail - 1.5%
Macy's, Inc.	396,200	9,191,840
Specialty Retail - 3.9%
GameStop Corp. Class A (a)(d)	252,600	6,140,706
Penske Automotive Group, Inc. (a)	283,400	4,245,332
RadioShack Corp.	298,400	6,430,520
Signet Jewelers Ltd. (a)	209,400	6,704,988
		23,521,546
Textiles, Apparel & Luxury Goods - 2.1%
Hanesbrands, Inc. (a)	196,900	5,605,743
Phillips-Van Heusen Corp.	112,600	7,094,926
		12,700,669
TOTAL CONSUMER DISCRETIONARY		79,588,352
CONSUMER STAPLES - 6.0%
Beverages - 3.0%
Coca-Cola Enterprises, Inc.	124,600	3,455,158
Constellation Brands, Inc. Class A (sub. vtg.) (a)	221,900	4,054,113
Dr Pepper Snapple Group, Inc.	177,200	5,799,756
Molson Coors Brewing Co. Class B	109,700	4,866,292
		18,175,319
Food & Staples Retailing - 1.0%
Safeway, Inc.	248,100	5,855,160
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.5%
Smithfield Foods, Inc. (a)	201,000	$ 3,766,740
The J.M. Smucker Co.	88,100	5,380,267
		9,147,007
Personal Products - 0.5%
NBTY, Inc. (a)	71,400	2,904,552
TOTAL CONSUMER STAPLES		36,082,038
ENERGY - 9.4%
Energy Equipment & Services - 5.6%
Atwood Oceanics, Inc. (a)	82,900	3,018,389
Helix Energy Solutions Group, Inc. (a)	225,400	3,286,332
Helmerich & Payne, Inc.	167,100	6,787,602
Nabors Industries Ltd. (a)	384,400	8,291,508
Oil States International, Inc. (a)	140,900	6,806,879
Unit Corp. (a)	114,200	5,455,334
		33,646,044
Oil, Gas & Consumable Fuels - 3.8%
Cimarex Energy Co.	75,200	5,119,616
Holly Corp.	236,400	6,382,800
Massey Energy Co.	75,800	2,776,554
Newfield Exploration Co. (a)	99,800	5,807,362
Southern Union Co.	105,700	2,761,941
		22,848,273
TOTAL ENERGY		56,494,317
FINANCIALS - 28.5%
Commercial Banks - 7.3%
Comerica, Inc.	201,900	8,479,800
Fifth Third Bancorp	667,800	9,956,898
Marshall & Ilsley Corp.	502,500	4,572,750
Regions Financial Corp.	1,097,500	9,701,900
SunTrust Banks, Inc.	380,600	11,265,760
		43,977,108
Consumer Finance - 2.0%
Capital One Financial Corp.	137,400	5,964,534
Discover Financial Services	365,671	5,653,274
		11,617,808
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - 10.5%
Assurant, Inc.	217,000	$ 7,905,310
Conseco, Inc. (a)	1,015,000	5,988,500
Delphi Financial Group, Inc. Class A	226,200	6,220,500
Endurance Specialty Holdings Ltd.	77,400	2,852,190
Everest Re Group Ltd.	56,700	4,346,055
Genworth Financial, Inc. Class A (a)	418,400	6,911,968
Lincoln National Corp.	265,400	8,118,586
RenaissanceRe Holdings Ltd.	72,400	4,050,780
Unum Group	356,900	8,733,343
XL Capital Ltd. Class A	432,600	7,700,280
		62,827,512
Real Estate Investment Trusts - 8.1%
Alexandria Real Estate Equities, Inc.	52,500	3,717,525
Kilroy Realty Corp.	87,900	3,081,774
ProLogis Trust	589,800	7,767,666
SL Green Realty Corp.	121,300	7,541,221
The Macerich Co. (d)	169,034	7,557,510
Ventas, Inc.	178,700	8,440,001
Vornado Realty Trust	125,100	10,429,587
		48,535,284
Thrifts & Mortgage Finance - 0.6%
First Niagara Financial Group, Inc.	266,700	3,707,130
TOTAL FINANCIALS		170,664,842
HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 1.0%
Cooper Companies, Inc.	78,100	3,037,309
Kinetic Concepts, Inc. (a)	64,900	2,810,170
		5,847,479
Health Care Providers & Services - 1.3%
CIGNA Corp.	132,800	4,257,568
Humana, Inc. (a)	75,200	3,438,144
		7,695,712
Pharmaceuticals - 1.5%
Endo Pharmaceuticals Holdings, Inc. (a)	173,300	3,795,270
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
King Pharmaceuticals, Inc. (a)	242,900	$ 2,380,420
Mylan, Inc. (a)(d)	137,200	3,022,516
		9,198,206
TOTAL HEALTH CARE		22,741,397
INDUSTRIALS - 11.5%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc. (a)	35,500	2,872,305
Precision Castparts Corp.	22,700	2,913,318
Spirit AeroSystems Holdings, Inc. Class A (a)	153,100	3,395,758
		9,181,381
Airlines - 0.9%
Alaska Air Group, Inc. (a)	71,300	2,952,533
Continental Airlines, Inc. Class B (a)	95,000	2,123,250
		5,075,783
Building Products - 1.2%
Owens Corning (a)	211,200	7,345,536
Commercial Services & Supplies - 0.9%
R.R. Donnelley & Sons Co.	250,700	5,387,543
Construction & Engineering - 0.7%
KBR, Inc.	185,200	4,089,216
Electrical Equipment - 0.8%
General Cable Corp. (a)	173,900	4,968,323
Industrial Conglomerates - 0.8%
Textron, Inc.	220,600	5,038,504
Machinery - 3.7%
Cummins, Inc.	87,500	6,320,125
Ingersoll-Rand Co. Ltd.	83,500	3,087,830
Navistar International Corp. (a)	130,400	6,303,536
Timken Co.	178,000	6,262,040
		21,973,531
Road & Rail - 1.0%
Kansas City Southern (a)	140,200	5,685,110
TOTAL INDUSTRIALS		68,744,927
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 7.1%
Communications Equipment - 0.7%
CommScope, Inc. (a)	128,100	$ 4,173,498
Computers & Peripherals - 1.8%
SanDisk Corp. (a)	122,400	4,882,536
Seagate Technology (a)	165,100	3,032,887
Western Digital Corp. (a)	77,100	3,168,039
		11,083,462
Electronic Equipment & Components - 1.1%
Jabil Circuit, Inc.	213,300	3,267,756
Vishay Intertechnology, Inc. (a)	327,900	3,413,439
		6,681,195
IT Services - 0.9%
Computer Sciences Corp. (a)	104,800	5,490,472
Office Electronics - 1.2%
Xerox Corp.	636,400	6,936,760
Semiconductors & Semiconductor Equipment - 1.4%
Fairchild Semiconductor International, Inc. (a)	298,300	3,346,926
Micron Technology, Inc. (a)	524,200	4,901,270
		8,248,196
TOTAL INFORMATION TECHNOLOGY		42,613,583
MATERIALS - 7.9%
Chemicals - 3.8%
Ashland, Inc.	123,100	7,331,836
FMC Corp.	55,400	3,525,656
Lubrizol Corp.	33,400	3,017,356
Solutia, Inc. (a)	261,300	4,598,880
W.R. Grace & Co. (a)	152,600	4,408,614
		22,882,342
Containers & Packaging - 2.6%
Ball Corp.	59,300	3,155,353
Owens-Illinois, Inc. (a)	176,700	6,262,248
Pactiv Corp. (a)	239,900	6,095,859
		15,513,460
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 1.5%
Cliffs Natural Resources, Inc.	82,000	$ 5,127,460
Reliance Steel & Aluminum Co.	77,200	3,768,132
		8,895,592
TOTAL MATERIALS		47,291,394
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.4%
Qwest Communications International, Inc.	1,661,600	8,690,168
Wireless Telecommunication Services - 0.5%
U.S. Cellular Corp. (a)	72,300	3,042,384
TOTAL TELECOMMUNICATION SERVICES		11,732,552
UTILITIES - 9.9%
Gas Utilities - 2.8%
Energen Corp.	113,600	5,551,632
Questar Corp.	149,300	7,158,935
UGI Corp.	149,700	4,115,253
		16,825,820
Independent Power Producers & Energy Traders - 2.9%
AES Corp.	381,900	4,407,126
Constellation Energy Group, Inc.	166,500	5,885,775
NRG Energy, Inc. (a)	288,400	6,970,628
		17,263,529
Multi-Utilities - 4.2%
CMS Energy Corp. (d)	367,800	5,980,428
Integrys Energy Group, Inc. (d)	81,600	4,048,176
PG&E Corp.	66,200	2,899,560
Sempra Energy	165,200	8,124,536
TECO Energy, Inc.	253,000	4,283,290
		25,335,990
TOTAL UTILITIES		59,425,339
TOTAL COMMON STOCKS (Cost $493,371,752)		595,378,741
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.21% (b)	4,456,465	$ 4,456,465
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	13,440,454	13,440,454
TOTAL MONEY MARKET FUNDS (Cost $17,896,919)		17,896,919
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $511,268,671)		613,275,660
NET OTHER ASSETS - (2.3)%		(14,024,805)
NET ASSETS - 100%		$ 599,250,855
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,850
Fidelity Securities Lending Cash Central Fund	5,378
Total	$ 7,228
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $516,621,919. Net unrealized appreciation aggregated $96,653,741, of which $107,821,397 related to appreciated investment securities and $11,167,656 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series All-Sector
Equity Fund -
Series All-Sector Equity
Class F

April 30, 2010

1.884778.103

ASE-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
CONSUMER DISCRETIONARY - 10.6%
Auto Components - 0.4%
Johnson Controls, Inc.	944,400	$ 31,722,396
TRW Automotive Holdings Corp. (a)	209,223	6,739,073
		38,461,469
Automobiles - 0.4%
Daimler AG (United States)	147,700	7,523,838
Harley-Davidson, Inc.	583,200	19,729,656
Toyota Motor Corp. sponsored ADR	59,900	4,617,691
		31,871,185
Distributors - 0.1%
Li & Fung Ltd.	1,909,000	9,203,127
Diversified Consumer Services - 0.2%
Educomp Solutions Ltd.	1,056,982	16,172,192
Hotels, Restaurants & Leisure - 0.9%
Darden Restaurants, Inc.	211,700	9,473,575
Las Vegas Sands Corp. (a)(d)	483,600	12,022,296
Marriott International, Inc. Class A	478,539	17,591,094
Royal Caribbean Cruises Ltd. (a)	356,600	12,780,544
Starwood Hotels & Resorts Worldwide, Inc.	448,600	24,453,186
		76,320,695
Household Durables - 0.5%
D.R. Horton, Inc.	569,100	8,360,079
M.D.C. Holdings, Inc.	258,620	9,905,146
Newell Rubbermaid, Inc.	702,300	11,988,261
Stanley Black & Decker, Inc.	164,347	10,214,166
		40,467,652
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	212,478	29,122,235
Expedia, Inc.	516,100	12,185,121
Rakuten, Inc.	4,192	3,253,453
		44,560,809
Leisure Equipment & Products - 0.1%
Brunswick Corp.	338,297	7,070,407
Media - 3.6%
Comcast Corp. Class A	3,000,665	59,233,127
DIRECTV (a)	1,082,700	39,226,221
Liberty Global, Inc. Class A (a)	363,600	9,966,276
McGraw-Hill Companies, Inc.	646,142	21,787,908
Naspers Ltd. Class N	54,100	2,197,252
The Walt Disney Co.	1,991,600	73,370,544
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner Cable, Inc.	617,533	$ 34,736,231
Time Warner, Inc.	1,341,931	44,391,077
Viacom, Inc. Class B (non-vtg.) (a)	956,500	33,793,145
		318,701,781
Multiline Retail - 0.6%
Target Corp.	933,600	53,093,832
Specialty Retail - 3.1%
Best Buy Co., Inc.	1,072,074	48,886,574
Hengdeli Holdings Ltd.	6,136,000	2,558,588
Home Depot, Inc.	2,034,100	71,702,025
Inditex SA	185,177	11,462,486
Lowe's Companies, Inc.	2,032,300	55,115,976
RadioShack Corp.	221,800	4,779,790
Ross Stores, Inc.	203,500	11,396,000
Sally Beauty Holdings, Inc. (a)	992,200	9,475,510
Staples, Inc.	359,800	8,466,094
Tiffany & Co., Inc.	206,700	10,020,816
TJX Companies, Inc.	667,800	30,945,852
Urban Outfitters, Inc. (a)	253,100	9,493,781
		274,303,492
Textiles, Apparel & Luxury Goods - 0.2%
LVMH Moet Hennessy - Louis Vuitton	69,590	8,009,399
Ports Design Ltd.	1,570,500	3,845,674
Trinity Ltd.	4,282,000	3,006,415
		14,861,488
TOTAL CONSUMER DISCRETIONARY		925,088,129
CONSUMER STAPLES - 10.4%
Beverages - 3.4%
Anheuser-Busch InBev SA NV (d)	470,639	22,833,986
Coca-Cola Bottling Co. Consolidated	67,015	3,691,186
Coca-Cola FEMSA SAB de CV sponsored ADR	67,753	4,742,710
Coca-Cola Icecek AS	255,246	2,520,229
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	50,398	4,928,924
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,259,946	23,019,213
Diageo PLC sponsored ADR	230,162	15,683,239
Embotelladora Andina SA sponsored ADR	230,697	5,045,343
Molson Coors Brewing Co. Class B	861,492	38,215,785
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	798,545	$ 52,081,105
The Coca-Cola Co.	2,317,080	123,847,926
		296,609,646
Food & Staples Retailing - 2.5%
BJ's Wholesale Club, Inc. (a)	355,028	13,590,472
CVS Caremark Corp.	1,575,123	58,169,292
Kroger Co.	758,519	16,861,877
Safeway, Inc.	791,031	18,668,332
Wal-Mart Stores, Inc.	1,025,190	55,001,444
Walgreen Co.	1,596,188	56,106,008
		218,397,425
Food Products - 1.1%
Archer Daniels Midland Co.	513,162	14,337,746
Ausnutria Dairy Hunan Co. Ltd. Class H	3,370,000	2,352,055
Bunge Ltd.	43,800	2,319,210
Dean Foods Co. (a)	1,535,820	24,112,374
Green Mountain Coffee Roasters, Inc. (a)	119,191	8,660,418
Nestle SA	407,029	19,917,228
Unilever NV (NY Shares) ADR	752,860	22,781,544
Viterra, Inc. (a)	273,400	2,313,757
		96,794,332
Household Products - 1.7%
Colgate-Palmolive Co.	118,218	9,942,134
Energizer Holdings, Inc. (a)	212,100	12,959,310
Procter & Gamble Co.	2,060,425	128,076,018
		150,977,462
Personal Products - 0.4%
Avon Products, Inc.	1,127,026	36,436,751
Tobacco - 1.3%
Altria Group, Inc.	1,394,283	29,544,857
British American Tobacco PLC sponsored ADR	741,917	47,074,634
Philip Morris International, Inc.	612,584	30,065,623
Souza Cruz Industria Comerico	69,000	2,675,911
		109,361,025
TOTAL CONSUMER STAPLES		908,576,641
Common Stocks - continued
	Shares	Value
ENERGY - 10.8%
Energy Equipment & Services - 2.6%
Baker Hughes, Inc.	1,400,478	$ 69,687,785
Cameron International Corp. (a)	61,731	2,435,905
Ensco International Ltd. ADR	229,652	10,834,981
Halliburton Co.	1,027,521	31,493,519
National Oilwell Varco, Inc.	166,300	7,322,189
Pride International, Inc. (a)	706,457	21,426,841
Saipem SpA	464,799	17,358,184
Schlumberger Ltd.	52,800	3,770,976
Smith International, Inc.	562,488	26,864,427
Transocean Ltd. (a)	184,800	13,388,760
Weatherford International Ltd. (a)	1,236,934	22,400,875
		226,984,442
Oil, Gas & Consumable Fuels - 8.2%
Alpha Natural Resources, Inc. (a)	75,000	3,531,000
Anadarko Petroleum Corp.	290,209	18,039,391
Arch Coal, Inc.	667,025	18,009,675
BG Group PLC	2,040,152	34,479,388
BP PLC	597,400	5,209,777
BP PLC sponsored ADR	67,500	3,520,125
Cabot Oil & Gas Corp.	125,900	4,548,767
Chesapeake Energy Corp.	286,300	6,813,940
Chevron Corp.	1,486,368	121,049,810
China Shenhua Energy Co. Ltd. (H Shares)	786,000	3,372,799
Concho Resources, Inc. (a)	247,129	14,041,870
ConocoPhillips	90,700	5,368,533
Denbury Resources, Inc. (a)	1,474,299	28,232,826
EXCO Resources, Inc.	368,635	6,838,179
Falkland Oil & Gas Ltd. (a)	790,500	1,741,822
Frontier Oil Corp.	295,900	4,497,680
Imperial Oil Ltd.	185,100	7,768,663
InterOil Corp. (a)	79,300	5,318,651
Marathon Oil Corp.	731,350	23,512,903
Massey Energy Co.	229,700	8,413,911
Occidental Petroleum Corp.	402,576	35,692,388
Peabody Energy Corp.	77,700	3,630,144
Petrobank Energy & Resources Ltd. (a)	336,700	16,974,160
Petrohawk Energy Corp. (a)	1,110,359	23,972,651
Pioneer Natural Resources Co.	58,900	3,777,257
Plains Exploration & Production Co. (a)	444,478	13,027,650
Range Resources Corp.	130,984	6,255,796
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class B ADR	1,612,600	$ 97,852,568
Southwestern Energy Co. (a)	848,072	33,651,497
Suncor Energy, Inc.	1,355,992	46,369,536
Talisman Energy, Inc.	1,312,200	22,326,253
Ultra Petroleum Corp. (a)	301,845	14,419,136
Whiting Petroleum Corp. (a)	268,186	24,225,241
XTO Energy, Inc.	1,032,300	49,054,896
		715,538,883
TOTAL ENERGY		942,523,325
FINANCIALS - 15.8%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	470,209	21,798,889
Bank of New York Mellon Corp.	1,057,507	32,920,193
Broadpoint Gleacher Securities Group, Inc. (a)	869,982	3,723,523
Charles Schwab Corp.	1,350,622	26,053,498
Evercore Partners, Inc. Class A	78,900	2,827,776
Franklin Resources, Inc.	131,906	15,253,610
Invesco Ltd.	289,649	6,659,031
Morgan Stanley	2,607,942	78,812,007
Nomura Holdings, Inc.	1,105,900	7,644,514
Northern Trust Corp.	65,600	3,606,688
State Street Corp.	430,984	18,747,804
T. Rowe Price Group, Inc.	183,244	10,538,362
TD Ameritrade Holding Corp. (a)	281,300	5,631,626
		234,217,521
Commercial Banks - 5.0%
East West Bancorp, Inc. (g)	806,700	14,222,928
FirstMerit Corp.	215,378	5,061,383
Huntington Bancshares, Inc.	1,983,454	13,427,984
KeyCorp	1,152,467	10,395,252
Mitsubishi UFJ Financial Group, Inc.	3,657,700	19,061,416
PNC Financial Services Group, Inc.	1,620,878	108,939,210
Regions Financial Corp.	1,857,989	16,424,623
Sumitomo Mitsui Financial Group, Inc.	1,623,100	53,681,768
SunTrust Banks, Inc.	411,158	12,170,277
Wells Fargo & Co.	5,409,712	179,115,564
		432,500,405
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.0%
American Express Co.	1,216,667	$ 56,112,682
Capital One Financial Corp.	226,100	9,815,001
Discover Financial Services	1,029,159	15,910,798
Promise Co. Ltd. (a)(d)	834,700	7,979,992
		89,818,473
Diversified Financial Services - 3.3%
Bank of America Corp.	5,255,925	93,713,143
Citigroup, Inc. (a)	3,601,512	15,738,607
CME Group, Inc.	92,332	30,322,752
JPMorgan Chase & Co.	3,266,415	139,083,951
NBH Holdings Corp. Class A (a)(e)	361,500	7,139,625
		285,998,078
Insurance - 2.7%
Aegon NV (a)	593,500	4,151,407
Allstate Corp.	729,246	23,824,467
Berkshire Hathaway, Inc. Class B (a)	344,315	26,512,255
Conseco, Inc. (a)	1,918,573	11,319,581
Genworth Financial, Inc. Class A (a)	652,162	10,773,716
MetLife, Inc.	2,292,381	104,486,726
Progressive Corp.	304,114	6,109,650
Protective Life Corp.	343,400	8,265,638
Sony Financial Holdings, Inc.	2,933	10,585,404
The First American Corp.	368,564	12,741,257
Unum Group	776,500	19,000,955
		237,771,056
Real Estate Investment Trusts - 0.6%
Digital Realty Trust, Inc. (d)	129,600	7,607,520
ProLogis Trust	861,774	11,349,564
Simon Property Group, Inc.	19,400	1,726,988
SL Green Realty Corp.	124,033	7,711,132
Sunstone Hotel Investors, Inc. (a)	469,200	5,972,916
The Macerich Co.	25,800	1,153,518
U-Store-It Trust	851,079	7,336,301
Ventas, Inc.	275,600	13,016,588
		55,874,527
Real Estate Management & Development - 0.2%
BR Malls Participacoes SA (a)	701,700	8,898,684
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Forest City Enterprises, Inc. Class A (a)	126,284	$ 1,951,088
Indiabulls Real Estate Ltd. (a)	2,477,528	9,355,551
		20,205,323
Thrifts & Mortgage Finance - 0.3%
Ocwen Financial Corp. (a)	978,100	11,297,055
People's United Financial, Inc.	777,900	12,080,787
		23,377,842
TOTAL FINANCIALS		1,379,763,225
HEALTH CARE - 10.7%
Biotechnology - 1.6%
Acorda Therapeutics, Inc. (a)	109,896	4,258,470
AMAG Pharmaceuticals, Inc. (a)	171,700	5,863,555
Amgen, Inc. (a)	372,370	21,359,143
AVEO Pharmaceuticals, Inc.	249,900	2,364,054
Biogen Idec, Inc. (a)	623,579	33,205,582
BioMarin Pharmaceutical, Inc. (a)	591,478	13,822,841
Genzyme Corp. (a)	636,700	33,897,908
Gilead Sciences, Inc. (a)	251,967	9,995,531
Human Genome Sciences, Inc. (a)	192,542	5,331,488
United Therapeutics Corp. (a)	107,602	6,121,478
		136,220,050
Health Care Equipment & Supplies - 1.9%
C. R. Bard, Inc.	196,000	16,959,880
CareFusion Corp. (a)	687,657	18,965,580
Covidien PLC	850,696	40,824,901
Edwards Lifesciences Corp. (a)	242,926	25,040,812
ev3, Inc. (a)	584,216	11,176,052
Mako Surgical Corp. (a)	541,678	7,599,742
Quidel Corp. (a)(d)	611,579	9,014,674
Stryker Corp.	358,400	20,586,496
Varian Medical Systems, Inc. (a)	156,600	8,829,108
William Demant Holding AS (a)	142,544	9,723,190
		168,720,435
Health Care Providers & Services - 2.1%
CIGNA Corp.	729,536	23,388,924
Express Scripts, Inc. (a)	472,558	47,317,233
Health Net, Inc. (a)	44,338	976,323
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Henry Schein, Inc. (a)	445,087	$ 26,914,411
Medco Health Solutions, Inc. (a)	762,250	44,911,770
UnitedHealth Group, Inc.	1,313,402	39,809,215
		183,317,876
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	798,275	16,101,207
Life Sciences Tools & Services - 0.8%
Covance, Inc. (a)	229,150	13,093,631
Illumina, Inc. (a)	392,887	16,450,179
Life Technologies Corp. (a)	419,292	22,939,465
QIAGEN NV (a)	672,453	15,365,551
		67,848,826
Pharmaceuticals - 4.1%
Abbott Laboratories	791,823	40,509,665
Allergan, Inc.	571,865	36,422,082
Johnson & Johnson	716,251	46,054,939
King Pharmaceuticals, Inc. (a)	874,319	8,568,326
Merck & Co., Inc.	2,393,014	83,851,211
Novo Nordisk AS Series B	182,655	15,029,541
Perrigo Co.	178,125	10,870,969
Pfizer, Inc.	6,019,779	100,650,705
Shire PLC sponsored ADR	228,500	15,044,440
		357,001,878
TOTAL HEALTH CARE		929,210,272
INDUSTRIALS - 11.8%
Aerospace & Defense - 2.5%
Goodrich Corp.	399,978	29,670,368
Honeywell International, Inc.	322,778	15,322,272
Precision Castparts Corp.	159,100	20,418,894
Raytheon Co.	656,600	38,279,780
The Boeing Co.	592,000	42,878,560
United Technologies Corp.	934,965	70,075,627
		216,645,501
Air Freight & Logistics - 0.4%
FedEx Corp.	352,400	31,719,524
Airlines - 0.2%
Southwest Airlines Co.	1,603,060	21,128,331
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.4%
Armstrong World Industries, Inc. (a)	162,200	$ 7,063,810
Masco Corp.	758,200	12,305,586
Owens Corning (a)	315,329	10,967,143
		30,336,539
Construction & Engineering - 0.2%
Fluor Corp.	231,114	12,212,064
Jacobs Engineering Group, Inc. (a)	143,318	6,910,794
		19,122,858
Electrical Equipment - 1.8%
Canadian Solar, Inc. (a)(d)	196,500	3,403,380
Cooper Industries PLC Class A	476,705	23,406,216
First Solar, Inc. (a)(d)	494,545	70,991,935
JA Solar Holdings Co. Ltd. ADR (a)	2,371,301	14,488,649
Regal-Beloit Corp.	369,224	23,360,802
Saft Groupe SA	160,784	5,841,166
Solarfun Power Holdings Co. Ltd. ADR (a)(d)	963,709	8,326,446
SunPower Corp. Class B (a)	203,179	3,055,812
Vestas Wind Systems AS (a)	59,400	3,624,704
		156,499,110
Industrial Conglomerates - 2.3%
Carlisle Companies, Inc.	184,020	6,943,075
General Electric Co.	8,306,509	156,660,760
Textron, Inc.	813,495	18,580,226
Tyco International Ltd.	480,600	18,642,474
		200,826,535
Machinery - 2.8%
Caterpillar, Inc.	568,200	38,688,738
Cummins, Inc.	564,755	40,792,254
Danaher Corp.	522,300	44,019,444
Deere & Co.	599,900	35,886,018
Dover Corp.	164,900	8,611,078
Eaton Corp.	234,127	18,065,239
Ingersoll-Rand Co. Ltd.	469,100	17,347,318
Navistar International Corp. (a)	394,586	19,074,287
NSK Ltd.	308,000	2,349,569
Timken Co.	142,600	5,016,668
Toro Co.	179,454	10,218,111
Vallourec SA	32,224	6,419,203
		246,487,927
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - 1.2%
CSX Corp.	792,000	$ 44,391,600
Union Pacific Corp.	753,100	56,979,546
		101,371,146
TOTAL INDUSTRIALS		1,024,137,471
INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 0.7%
Aruba Networks, Inc. (a)(d)	1,089,557	13,684,836
Ciena Corp. (a)(d)	833,503	15,411,470
CommScope, Inc. (a)	125,216	4,079,537
Juniper Networks, Inc. (a)	258,275	7,337,593
Meru Networks, Inc. (a)	249,928	4,341,249
Sycamore Networks, Inc.	465,516	9,212,562
Tellabs, Inc.	656,700	5,962,836
		60,030,083
Computers & Peripherals - 2.8%
A-DATA Technology Co. Ltd. (a)	2,047,000	5,133,117
Apple, Inc. (a)	556,712	145,368,637
HTC Corp.	131,000	1,756,086
SanDisk Corp. (a)	2,238,716	89,302,381
		241,560,221
Electronic Equipment & Components - 0.5%
Agilent Technologies, Inc. (a)	918,233	33,295,129
BYD Co. Ltd. (H Shares) (a)(d)	704,500	6,255,219
Tyco Electronics Ltd.	129,096	4,146,564
		43,696,912
Internet Software & Services - 1.3%
Baidu.com, Inc. sponsored ADR (a)	10,800	7,444,440
eBay, Inc. (a)	2,416,857	57,545,365
Monster Worldwide, Inc. (a)	404,869	7,056,867
WebMD Health Corp. (a)(d)	844,984	40,931,025
		112,977,697
IT Services - 0.0%
Heartland Payment Systems, Inc.	84,641	1,555,702
Semiconductors & Semiconductor Equipment - 9.1%
Analog Devices, Inc.	1,045,600	31,294,808
Applied Materials, Inc.	6,711,409	92,483,216
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Applied Micro Circuits Corp. (a)	101,000	$ 1,139,280
ASML Holding NV (NY Shares)	3,091,999	100,984,687
ATMI, Inc. (a)	811,341	14,709,612
Avago Technologies Ltd.	602,194	12,357,021
Broadcom Corp. Class A	430,551	14,849,704
Brooks Automation, Inc. (a)	1,290,331	12,542,017
Cymer, Inc. (a)	245,406	8,380,615
Entegris, Inc. (a)	1,766,440	10,934,264
Inotera Memories, Inc. (a)	35,687,470	25,199,876
Intel Corp.	3,804,086	86,847,283
KLA-Tencor Corp.	1,753,701	59,731,056
Lam Research Corp. (a)	1,337,299	54,227,474
LDK Solar Co. Ltd. sponsored ADR (a)(d)	467,600	3,637,928
Marvell Technology Group Ltd. (a)	1,660,543	34,290,213
Micron Technology, Inc. (a)	10,341,015	96,688,490
Nanya Technology Corp. (a)	3,833,000	3,363,413
Photronics, Inc. (a)	886,515	4,831,507
ReneSola Ltd. sponsored ADR (a)(d)	806,633	6,299,804
Samsung Electronics Co. Ltd.	122,765	93,330,369
Skyworks Solutions, Inc. (a)	212,000	3,570,080
Varian Semiconductor Equipment Associates, Inc. (a)	799,202	26,325,714
		798,018,431
Software - 3.0%
Microsoft Corp.	8,325,304	254,254,778
Nuance Communications, Inc. (a)	258,130	4,716,035
Oracle Corp.	141,399	3,653,750
		262,624,563
TOTAL INFORMATION TECHNOLOGY		1,520,463,609
MATERIALS - 3.5%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	159,900	12,277,122
Albemarle Corp.	434,100	19,821,006
CF Industries Holdings, Inc.	34,500	2,886,615
Clariant AG (Reg.) (a)	364,250	5,025,862
Dow Chemical Co.	1,380,582	42,563,343
E.I. du Pont de Nemours & Co.	263,600	10,501,824
Lubrizol Corp.	15,600	1,409,304
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Lyondell Chemical Co. Class B (a)	73,704	$ 1,658,340
LyondellBasell Industries AF SCA Class A	80,379	1,792,452
Monsanto Co.	448,365	28,273,897
Praxair, Inc.	198,200	16,603,214
Solutia, Inc. (a)	578,100	10,174,560
The Mosaic Co.	125,746	6,430,650
Wacker Chemie AG	56,624	8,297,601
		167,715,790
Construction Materials - 0.1%
HeidelbergCement AG	66,439	4,116,621
Martin Marietta Materials, Inc. (d)	26,200	2,512,056
		6,628,677
Containers & Packaging - 0.3%
Ball Corp.	105,400	5,608,334
Owens-Illinois, Inc. (a)	373,538	13,238,187
Pactiv Corp. (a)	137,900	3,504,039
Rexam PLC	1,276,700	6,294,429
		28,644,989
Metals & Mining - 1.0%
AngloGold Ashanti Ltd. sponsored ADR	671,000	28,088,060
ArcelorMittal SA (NY Shares) Class A (a)	7,600	295,108
Carpenter Technology Corp.	181,800	7,139,286
Commercial Metals Co.	416,093	6,191,464
Freeport-McMoRan Copper & Gold, Inc.	326,200	24,637,886
Globe Specialty Metals, Inc.	651,708	8,146,350
Ivanhoe Mines Ltd. (a)	253,700	4,036,931
Nucor Corp.	191,150	8,662,918
		87,198,003
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	279,800	13,855,696
TOTAL MATERIALS		304,043,155
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	1,214,600	31,652,476
Qwest Communications International, Inc.	15,331,743	80,185,016
		111,837,492
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.6%
America Movil SAB de CV Series L sponsored ADR	361,300	$ 18,599,724
American Tower Corp. Class A (a)	1,177,001	48,033,411
Clearwire Corp.:
rights 6/21/10 (a)	1,812,700	398,794
Class A (a)	1,812,800	13,994,816
NII Holdings, Inc. (a)	903,641	38,332,451
Sprint Nextel Corp. (a)	4,308,585	18,311,486
		137,670,682
TOTAL TELECOMMUNICATION SERVICES		249,508,174
UTILITIES - 3.5%
Electric Utilities - 1.6%
American Electric Power Co., Inc.	1,200,100	41,163,430
Entergy Corp.	465,756	37,861,305
FPL Group, Inc.	943,191	49,093,092
Southern Co.	194,372	6,717,496
		134,835,323
Gas Utilities - 0.1%
Questar Corp.	198,444	9,515,390
Independent Power Producers & Energy Traders - 0.1%
AES Corp.	527,700	6,089,658
Constellation Energy Group, Inc.	99,239	3,508,099
		9,597,757
Multi-Utilities - 1.7%
CenterPoint Energy, Inc.	1,121,634	16,106,664
CMS Energy Corp.	1,059,544	17,228,185
PG&E Corp.	1,428,834	62,582,929
Sempra Energy	277,917	13,667,958
TECO Energy, Inc.	1,226,194	20,759,464
Wisconsin Energy Corp.	348,199	18,283,929
		148,629,129
TOTAL UTILITIES		302,577,599
TOTAL COMMON STOCKS (Cost $6,730,237,769)		8,485,891,600
Nonconvertible Preferred Stocks - 0.1%
	Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Porsche Automobil Holding SE	57,400	$ 3,322,317
Volkswagen AG (d)	54,968	5,283,046
		8,605,363
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,259,886)		8,605,363
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.1% to 0.16% 5/13/10 to 6/3/10 (f) (Cost $6,549,610)	$ 6,550,000	6,549,690
Money Market Funds - 4.2%
	Shares
Fidelity Cash Central Fund, 0.21% (b)	244,715,613	244,715,613
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	124,237,177	124,237,177
TOTAL MONEY MARKET FUNDS (Cost $368,952,790)		368,952,790
Cash Equivalents - 0.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $28,000)	$ 28,000	28,000
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $7,115,028,055)		8,870,027,443
NET OTHER ASSETS - (1.8)%		(160,931,918)
NET ASSETS - 100%		$ 8,709,095,525
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
684 CME E-mini S&P 500 Index Contracts	June 2010	$ 40,472,280	$ 298,115

The face value of futures purchased as a percentage of net assets - 0.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,139,625 or 0.1% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,499,881.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,222,928 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
East West Bancorp, Inc.	11/6/09	$ 7,287,279
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$28,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 5,027
Bank of America, NA	5,857
Barclays Capital, Inc.	3,122
Credit Agricole Sec Usa Inc	1,951
Credit Suisse Securities (USA) LLC	297
Deutsche Bank Securities, Inc.	3,903
Mizuho Securities USA, Inc.	1,951
RBC Capital Markets Corp.	2,927
RBS Securities, Inc.	819
Societe Generale, New York Branch	1,951
Wachovia Capital Markets LLC	195
$ 28,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 98,693
Fidelity Securities Lending Cash Central Fund	227,523
Total	$ 326,216
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 933,693,492	$ 870,830,248	$ 62,863,244	$ -
Consumer Staples	908,576,641	863,473,372	45,103,269	-
Energy	942,523,325	880,361,355	62,161,970	-
Financials	1,379,763,225	1,264,506,016	108,117,584	7,139,625
Health Care	929,210,272	904,457,541	24,752,731	-
Industrials	1,024,137,471	1,005,902,829	18,234,642	-
Information Technology	1,520,463,609	1,385,425,529	135,038,080	-
Materials	304,043,155	278,650,302	25,392,853	-
Telecommunication Services	249,508,174	249,508,174	-	-
Utilities	302,577,599	302,577,599	-	-
U.S. Government and Government Agency Obligations	6,549,690	-	6,549,690	-
Money Market Funds	368,952,790	368,952,790	-	-
Cash Equivalents	28,000	-	28,000	-
Total Investments in Securities:	$ 8,870,027,443	$ 8,374,645,755	$ 488,242,063	$ 7,139,625
Derivative Instruments:
Assets
Futures Contracts	$ 298,115	$ 298,115	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 7,230,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(90,375)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 7,139,625
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2010	$ (90,375)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $7,151,498,518. Net unrealized appreciation aggregated $1,718,528,925, of which $1,793,111,281 related to appreciated investment securities and $74,582,356 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Large Cap
Value Fund
Fidelity Series Large Cap Value Fund
Class F

April 30, 2010

1.884765.102

LPV-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.3%
TRW Automotive Holdings Corp. (a)	720,200	$ 23,197,642
Hotels, Restaurants & Leisure - 0.5%
Darden Restaurants, Inc.	467,000	20,898,250
Wyndham Worldwide Corp.	894,292	23,975,969
		44,874,219
Household Durables - 0.6%
D.R. Horton, Inc.	1,654,900	24,310,481
Whirlpool Corp.	244,100	26,575,167
		50,885,648
Media - 4.8%
Cablevision Systems Corp. - NY Group Class A	2,085,048	57,213,717
Comcast Corp.:
Class A	3,130,000	61,786,200
Class A (special) (non-vtg.)	5,336,041	100,584,373
Madison Square Garden, Inc. Class A (a)	660,012	13,695,249
The Walt Disney Co.	175,700	6,472,788
Time Warner, Inc.	3,814,266	126,175,919
Viacom, Inc. Class B (non-vtg.) (a)	1,629,077	57,555,290
		423,483,536
Multiline Retail - 0.9%
Macy's, Inc.	1,751,100	40,625,520
Target Corp.	606,100	34,468,907
		75,094,427
Specialty Retail - 1.5%
Best Buy Co., Inc.	1,075,000	49,020,000
Home Depot, Inc.	1,125,200	39,663,300
Penske Automotive Group, Inc. (a)	1,438,800	21,553,224
Staples, Inc.	920,800	21,666,424
		131,902,948
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. (a)	751,100	21,383,817
TOTAL CONSUMER DISCRETIONARY		770,822,237
CONSUMER STAPLES - 6.4%
Beverages - 1.7%
Anheuser-Busch InBev SA NV (d)	435,796	21,143,509
Dr Pepper Snapple Group, Inc.	856,800	28,043,064
Grupo Modelo SAB de CV Series C	7,385,100	40,739,338
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Beverages - continued
Molson Coors Brewing Co. Class B	589,974	$ 26,171,247
The Coca-Cola Co.	626,030	33,461,304
		149,558,462
Food & Staples Retailing - 1.5%
CVS Caremark Corp.	758,400	28,007,712
Safeway, Inc.	1,236,900	29,190,840
Wal-Mart Stores, Inc.	870,200	46,686,230
Walgreen Co.	610,000	21,441,500
		125,326,282
Food Products - 2.0%
Archer Daniels Midland Co.	878,000	24,531,320
Bunge Ltd.	440,025	23,299,324
Dean Foods Co. (a)	2,208,731	34,677,077
Kraft Foods, Inc. Class A	1,620,400	47,963,840
Ralcorp Holdings, Inc. (a)	371,700	24,736,635
Smithfield Foods, Inc. (a)	1,154,104	21,627,909
		176,836,105
Household Products - 1.0%
Energizer Holdings, Inc. (a)	365,800	22,350,380
Procter & Gamble Co.	1,052,013	65,393,128
		87,743,508
Personal Products - 0.2%
NBTY, Inc. (a)	468,000	19,038,240
TOTAL CONSUMER STAPLES		558,502,597
ENERGY - 17.6%
Energy Equipment & Services - 2.9%
Atwood Oceanics, Inc. (a)	601,700	21,907,897
Baker Hughes, Inc.	507,363	25,246,383
Nabors Industries Ltd. (a)	2,428,600	52,384,902
National Oilwell Varco, Inc.	1,333,600	58,718,408
Pride International, Inc. (a)	702,700	21,312,891
Transocean Ltd. (a)	946,500	68,573,925
		248,144,406
Oil, Gas & Consumable Fuels - 14.7%
Alpha Natural Resources, Inc. (a)	459,000	21,609,720
Anadarko Petroleum Corp.	835,600	51,940,896
Apache Corp.	648,900	66,032,064
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Arch Coal, Inc.	943,063	$ 25,462,701
BP PLC sponsored ADR	764,300	39,858,245
Chesapeake Energy Corp.	1,800,600	42,854,280
Chevron Corp.	2,864,584	233,291,721
ConocoPhillips	2,692,355	159,360,492
Exxon Mobil Corp.	2,859,300	194,003,505
Marathon Oil Corp.	3,375,100	108,509,465
Occidental Petroleum Corp.	720,500	63,879,530
Petrobank Energy & Resources Ltd. (a)	339,300	17,105,234
Royal Dutch Shell PLC Class A sponsored ADR	496,200	31,136,550
Southwestern Energy Co. (a)	708,900	28,129,152
Suncor Energy, Inc.	1,001,160	34,235,692
Sunoco, Inc.	391,400	12,830,092
Total SA sponsored ADR	403,300	21,931,454
XTO Energy, Inc.	2,854,780	135,659,146
		1,287,829,939
TOTAL ENERGY		1,535,974,345
FINANCIALS - 25.5%
Capital Markets - 3.8%
Bank of New York Mellon Corp.	1,277,600	39,771,688
BlackRock, Inc. Class A	140,800	25,907,200
Goldman Sachs Group, Inc.	382,180	55,492,536
Invesco Ltd.	1,116,567	25,669,875
Morgan Stanley	3,206,400	96,897,408
Nomura Holdings, Inc.	939,900	6,497,042
Northern Trust Corp.	693,800	38,145,124
State Street Corp.	752,512	32,734,272
UBS AG (a)	435,952	6,754,161
		327,869,306
Commercial Banks - 6.3%
Aozora Bank Ltd. (a)	6,000,000	8,623,443
BB&T Corp.	1,173,800	39,017,112
Comerica, Inc.	642,700	26,993,400
Marshall & Ilsley Corp.	2,740,200	24,935,820
PNC Financial Services Group, Inc.	1,927,400	129,540,554
Sumitomo Mitsui Financial Group, Inc.	1,333,300	44,097,037
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
SunTrust Banks, Inc.	1,868,100	$ 55,295,760
Wells Fargo & Co.	6,777,706	224,409,846
		552,912,972
Consumer Finance - 0.8%
Capital One Financial Corp.	1,122,800	48,740,748
Discover Financial Services	1,569,500	24,264,470
		73,005,218
Diversified Financial Services - 8.5%
Bank of America Corp.	17,148,235	305,753,030
Citigroup, Inc. (a)	23,269,500	101,687,715
ING Groep NV (Certificaten Van Aandelen) unit (a)	3,144,668	28,078,062
JPMorgan Chase & Co.	6,772,286	288,363,938
Moody's Corp. (d)	860,200	21,264,144
		745,146,889
Insurance - 5.3%
Assurant, Inc.	1,713,970	62,439,927
Berkshire Hathaway, Inc. Class B (a)	324,500	24,986,500
Everest Re Group Ltd.	437,500	33,534,375
Genworth Financial, Inc. Class A (a)	2,191,200	36,198,624
Lincoln National Corp.	2,668,000	81,614,120
RenaissanceRe Holdings Ltd.	398,142	22,276,045
The First American Corp.	937,600	32,412,832
The Travelers Companies, Inc.	1,895,732	96,189,442
Unum Group	1,285,600	31,458,632
XL Capital Ltd. Class A	2,198,759	39,137,910
		460,248,407
Real Estate Investment Trusts - 0.7%
ProLogis Trust	1,048,500	13,808,745
SL Green Realty Corp.	414,800	25,788,116
The Macerich Co.	484,936	21,681,489
		61,278,350
Real Estate Management & Development - 0.1%
CB Richard Ellis Group, Inc. Class A (a)	532,909	9,229,984
TOTAL FINANCIALS		2,229,691,126
Common Stocks - continued
	Shares	Value
HEALTH CARE - 8.3%
Health Care Equipment & Supplies - 1.0%
Boston Scientific Corp. (a)	2,307,382	$ 15,874,788
CareFusion Corp. (a)	954,700	26,330,626
Covidien PLC	1,012,300	48,580,277
		90,785,691
Health Care Providers & Services - 1.1%
CIGNA Corp.	1,053,000	33,759,180
Humana, Inc. (a)	571,800	26,142,696
UnitedHealth Group, Inc.	1,159,482	35,143,899
		95,045,775
Pharmaceuticals - 6.2%
Endo Pharmaceuticals Holdings, Inc. (a)	1,037,700	22,725,630
King Pharmaceuticals, Inc. (a)	2,295,046	22,491,451
Merck & Co., Inc.	4,547,750	159,353,160
Pfizer, Inc.	17,895,511	299,212,944
Sanofi-Aventis sponsored ADR	441,738	15,067,683
Watson Pharmaceuticals, Inc. (a)	594,200	25,443,644
		544,294,512
TOTAL HEALTH CARE		730,125,978
INDUSTRIALS - 10.2%
Aerospace & Defense - 1.3%
Precision Castparts Corp.	175,200	22,485,168
Raytheon Co.	821,100	47,870,130
United Technologies Corp.	542,700	40,675,365
		111,030,663
Airlines - 0.5%
Alaska Air Group, Inc. (a)	566,700	23,467,047
Continental Airlines, Inc. Class B (a)	764,000	17,075,400
		40,542,447
Building Products - 0.3%
Owens Corning (a)	721,466	25,092,587
Construction & Engineering - 0.7%
Jacobs Engineering Group, Inc. (a)	507,690	24,480,812
KBR, Inc.	1,735,200	38,313,216
		62,794,028
Electrical Equipment - 0.3%
AMETEK, Inc.	721,931	31,223,516
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 4.5%
General Electric Co.	16,160,185	$ 304,781,089
Siemens AG sponsored ADR	205,500	20,065,020
Textron, Inc.	2,933,214	66,994,608
		391,840,717
Machinery - 0.7%
Ingersoll-Rand Co. Ltd.	1,037,900	38,381,542
Navistar International Corp. (a)	501,400	24,237,676
		62,619,218
Road & Rail - 1.9%
CSX Corp.	1,365,600	76,541,880
Hertz Global Holdings, Inc. (a)(d)	1,239,900	17,928,954
Union Pacific Corp.	963,728	72,915,660
		167,386,494
TOTAL INDUSTRIALS		892,529,670
INFORMATION TECHNOLOGY - 7.2%
Communications Equipment - 0.7%
Cisco Systems, Inc. (a)	817,500	22,007,100
Comverse Technology, Inc. (a)	4,809,690	44,152,954
		66,160,054
Computers & Peripherals - 3.7%
Dell, Inc. (a)	3,644,278	58,964,418
Hewlett-Packard Co.	1,207,100	62,732,987
Lexmark International, Inc. Class A (a)	618,000	22,896,900
Seagate Technology (a)	8,864,367	162,838,422
Western Digital Corp. (a)	499,000	20,503,910
		327,936,637
Electronic Equipment & Components - 0.3%
Avnet, Inc. (a)	743,030	23,754,669
Internet Software & Services - 0.4%
eBay, Inc. (a)	956,200	22,767,122
VeriSign, Inc. (a)	335,800	9,157,266
		31,924,388
Office Electronics - 1.0%
Xerox Corp.	7,709,400	84,032,460
Semiconductors & Semiconductor Equipment - 0.8%
Intel Corp.	1,020,500	23,298,015
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MEMC Electronic Materials, Inc. (a)	1,578,904	$ 20,478,385
Micron Technology, Inc. (a)	2,951,400	27,595,590
		71,371,990
Software - 0.3%
Electronic Arts, Inc. (a)	1,243,673	24,089,946
TOTAL INFORMATION TECHNOLOGY		629,270,144
MATERIALS - 3.6%
Chemicals - 2.2%
Ashland, Inc.	482,600	28,743,656
Clariant AG (Reg.) (a)	1,275,000	17,592,240
Dow Chemical Co.	3,335,500	102,833,465
FMC Corp.	361,300	22,993,132
Lubrizol Corp.	239,900	21,672,566
		193,835,059
Containers & Packaging - 0.3%
Owens-Illinois, Inc. (a)	759,900	26,930,856
Metals & Mining - 1.1%
ArcelorMittal SA (NY Shares) Class A (a)	270,900	10,519,047
Freeport-McMoRan Copper & Gold, Inc.	387,300	29,252,769
Goldcorp, Inc.	954,200	41,230,980
Reliance Steel & Aluminum Co.	338,293	16,512,081
		97,514,877
TOTAL MATERIALS		318,280,792
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	6,291,186	163,948,307
Qwest Communications International, Inc.	16,790,600	87,814,838
Verizon Communications, Inc.	3,224,183	93,146,647
		344,909,792
Wireless Telecommunication Services - 2.8%
Sprint Nextel Corp. (a)	48,500,753	206,128,200
Vodafone Group PLC sponsored ADR	1,904,200	42,273,240
		248,401,440
TOTAL TELECOMMUNICATION SERVICES		593,311,232
Common Stocks - continued
	Shares	Value
UTILITIES - 4.2%
Electric Utilities - 1.8%
Allegheny Energy, Inc.	3,520,163	$ 76,669,150
Entergy Corp.	539,800	43,880,342
FirstEnergy Corp.	1,036,105	39,237,296
		159,786,788
Independent Power Producers & Energy Traders - 1.0%
Calpine Corp. (a)	2,422,600	33,020,038
Constellation Energy Group, Inc.	622,000	21,987,700
NRG Energy, Inc. (a)	1,193,700	28,851,729
		83,859,467
Multi-Utilities - 1.4%
PG&E Corp.	1,020,100	44,680,380
Public Service Enterprise Group, Inc.	1,075,400	34,552,602
Sempra Energy	820,194	40,337,141
		119,570,123
TOTAL UTILITIES		363,216,378
TOTAL COMMON STOCKS (Cost $6,937,000,731)		8,621,724,499
Money Market Funds - 1.6%

Fidelity Cash Central Fund, 0.21% (b)	102,789,267	102,789,267
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	33,332,780	33,332,780
TOTAL MONEY MARKET FUNDS (Cost $136,122,047)		136,122,047
Cash Equivalents - 0.0%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.19%, dated 4/30/10 due 5/3/10 (Collateralized by U.S. Treasury Obligations) # (Cost $3,409,000)	$ 3,409,053	$ 3,409,000
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $7,076,531,778)		8,761,255,546
NET OTHER ASSETS - (0.2)%		(17,434,842)
NET ASSETS - 100%		$ 8,743,820,704
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$3,409,000 due 5/03/10 at 0.19%
BNP Paribas Securities Corp.	$ 1,298,785
Banc of America Securities LLC	498,114
Barclays Capital, Inc.	921,258
Societe Generale, New York Branch	690,843
$ 3,409,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 42,461
Fidelity Securities Lending Cash Central Fund	35,912
Total	$ 78,373
Other Information

The following is a summary of the inputs used, as of April 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 770,822,237	$ 770,822,237	$ -	$ -
Consumer Staples	558,502,597	537,359,088	21,143,509	-
Energy	1,535,974,345	1,535,974,345	-	-
Financials	2,229,691,126	2,144,264,824	85,426,302	-
Health Care	730,125,978	730,125,978	-	-
Industrials	892,529,670	892,529,670	-	-
Information Technology	629,270,144	629,270,144	-	-
Materials	318,280,792	300,688,552	17,592,240	-
Telecommunication Services	593,311,232	593,311,232	-	-
Utilities	363,216,378	363,216,378	-	-
Money Market Funds	136,122,047	136,122,047	-	-
Cash Equivalents	3,409,000	-	3,409,000	-
Total Investments in Securities:	$ 8,761,255,546	$ 8,633,684,495	$ 127,571,051	$ -
Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $7,128,882,117. Net unrealized appreciation aggregated $1,632,373,429, of which $1,722,493,432 related to appreciated investment securities and $90,120,003 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Telecom and
Utilities Fund

April 30, 2010

1.800364.106

UIF-QTLY-0610

Investments April 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 2.6%
Media - 2.6%
DIRECTV (a)	532,100	$ 19,278
ENERGY - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Southern Union Co.	1,014,600	26,511
TELECOMMUNICATION SERVICES - 26.7%
Diversified Telecommunication Services - 20.0%
AT&T, Inc.	4,801,600	125,131
Qwest Communications International, Inc.	4,222,900	22,086
		147,217
Wireless Telecommunication Services - 6.7%
NII Holdings, Inc. (a)	653,600	27,726
Sprint Nextel Corp. (a)	5,149,500	21,885
		49,611
TOTAL TELECOMMUNICATION SERVICES		196,828
UTILITIES - 65.3%
Electric Utilities - 31.9%
American Electric Power Co., Inc.	1,745,400	59,867
Entergy Corp.	551,723	44,850
FPL Group, Inc.	687,800	35,800
ITC Holdings Corp.	338,200	18,882
NV Energy, Inc.	3,007,400	37,562
Pinnacle West Capital Corp.	98,200	3,667
Southern Co.	987,040	34,112
Westar Energy, Inc.	15,700	372
		235,112
Gas Utilities - 4.1%
ONEOK, Inc.	100	5
Questar Corp.	252,000	12,083
UGI Corp.	663,300	18,234
		30,322
Independent Power Producers & Energy Traders - 3.0%
AES Corp.	831,800	9,599
Calpine Corp. (a)	923,843	12,592
		22,191
Multi-Utilities - 25.1%
CenterPoint Energy, Inc.	2,052,297	29,471
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
CMS Energy Corp. (d)	1,897,637	$ 30,856
NiSource, Inc.	67,800	1,105
PG&E Corp.	1,224,600	53,637
Sempra Energy	385,400	18,954
TECO Energy, Inc.	1,733,100	29,341
Wisconsin Energy Corp.	406,400	21,340
		184,704
Water Utilities - 1.2%
American Water Works Co., Inc.	413,800	9,013
TOTAL UTILITIES		481,342
TOTAL COMMON STOCKS (Cost $677,082)		723,959
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 0.21% (b)	1,377,788	1,378
Fidelity Securities Lending Cash Central Fund, 0.22% (b)(c)	26,014,425	26,014
TOTAL MONEY MARKET FUNDS (Cost $27,392)		27,392
TOTAL INVESTMENT PORTFOLIO - 101.9% (Cost $704,474)		751,351
NET OTHER ASSETS - (1.9)%		(14,040)
NET ASSETS - 100%		$ 737,311
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3
Fidelity Securities Lending Cash Central Fund	6
Total	$ 9
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2010, the cost of investment securities for income tax purposes was $711,709,000. Net unrealized appreciation aggregated $39,642,000, of which $53,468,000 related to appreciated investment securities and $13,826,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Devonshire Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Devonshire Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2010